Securities Act File No. 333-29253
                                        Investment Company Act File No. 811-8253

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /x/


                  Pre-Effective Amendment No.
                                             ----------
                  Post-Effective Amendment No.     1
                                              ----------
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /x/

                  Amendment No.     3
                               ----------

                        (Check appropriate box or boxes)

                             BOYAR VALUE FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                               590 Madison Avenue
                            New York, New York 10022
                    (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (212) 409-2000

                               Mr. Jay R. Petschek
                             Boyar Value Fund, Inc.
                               590 Madison Avenue
                            New York, New York 10022
                     (Name and Address of Agent for Service)

                                   Copies to:

                            Daniel Schloendorn, Esq.
                            Willkie Farr & Gallagher
                               One Citicorp Center
                              153 East 53rd Street
                          New York, New York 10022-4677


It is proposed that this filing will become effective (check appropriate box)

/ / immediately upon filing pursuant to paragraph (b)
/ / on (date) pursuant to paragraph (b)
/ / days after filing pursuant to paragraph (a)
/X/ on May 1, 1999 pursuant to paragraph (a) of Rule 485

     Registrant registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, 1998 was filed with the Commission on February 22, 1999.

                             BOYAR VALUE FUND, INC.

                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 481(A)
                        UNDER THE SECURITIES ACT OF 1933
                        --------------------------------

PART A
------


Item No.  Registration Statement Caption        Caption in Prospectus
--------  ------------------------------        ---------------------
1.        Front and Back Cover Pages            Cover Pages

2.        Risk/Return Summary:                  Risk/Return Summary
          Investments, Risks,
          and Performance

3.        Risk/Return Summary:                  Expense Information
          Fee Table

4.        Investment Objectives,                Investment Objective,
          Principal Investment                  Investment Strategies
          Strategies, and Related Risks         and Risk Considerations

5.        Management's Discussion of            Inapplicable (contained in
          Fund Performance and Analysis         Annual Report


6.        Management, Organization,             Management of the Fund
          and Capital Structure

7.        Shareholder Information               How to Purchase Shares; How
                                                to Redeem Shares; Dividend
                                                and Distributions; Taxes;
                                                Calculation of Share Price;
                                                Application

8.        Distribution Arrangements             Management of the Fund


9.        Financial Highlights                  Financial Highlights
          Information

PART B
------
                                                Caption in Statement
                                                of Additional
Item No.  Registration Statement Caption        Information
--------  ------------------------------        --------------------
10.       Cover Page and Table                  Cover Page; Table of
          of Contents                           Contents

11.       Fund History                          The Fund

12.       Description of the Fund and           Investment Objective and,
          Its Investments and Risks             Policies; Considerations;
                                                Quality Ratings of Corporate
                                                Bonds and Preferred Stocks;
                                                Investment Limitations;
                                                Securities Transactions;
                                                Portfolio Turnover

                                       (i)

13.       Management of the Fund                Directors and Officers

14.       Control Persons and Principal         Principal Security
          Holders of Securities                 Holders

15.       Investment Advisory and Other         The Manager; The Investment
          Services                              Adviser; Distribution and
                                                Shareholder Servicing Plan;
                                                Custodian; Auditors and
                                                Counsel; Countrywide Fund
                                                Services, Inc.; Securities
                                                Transactions

16.       Brokerage Allocation and Other        Securities Transactions
          Practices

17.       Capital Stock and Other               The Fund
          Securities

18.       Purchase, Redemption and              Calculation of Share
          Pricing of Shares                     Price; Additional Purchase
                                                and Redemption Information

19.       Taxation of the Fund                  Taxes

20.       Underwriters                          The Distributor

21.       Calculation of Performance            Historical Performance
          Data                                  Information

22.       Financial Statements                  Annual Report


PART C
------

     The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                      (ii)

                                      BOYAR
                                   VALUE FUND


                                   PROSPECTUS

                                   MAY 1, 1999

                                                                      PROSPECTUS
                                                                     May 1, 1999

                             BOYAR VALUE FUND, INC.
                     590 Madison Avenue, New York, NY 10022

================================================================================

Boyar Value Fund, Inc. (the "Fund") is a no-load mutual fund that seeks long-term capital appreciation, which it pursues by investing primarily in equity securities of companies that are believed by the Fund's investment adviser to be intrinsically undervalued.

Investment   advisory  services  for  the  Fund  are  provided  by  Boyar  Asset
Management, Inc. (the "Adviser") and the Fund is managed by Ladenburg Thalmann Fund Management Inc. (the "Manager").


This Prospectus has information you should know before you invest. Please read it carefully and retain it with your investment records. Although these securities have been registered with the Securities and Exchange Commission, the Commission has not judged them for investment merit and does not guarantee the accuracy or adequacy of the information in this Prospectus. Anyone who informs you otherwise is committing a criminal offense.


                                TABLE OF CONTENTS
Risk/Return Summary........................................................
Expense Information........................................................
Investment Objective, Investment Strategies and Risk Considerations........
Management of the Fund.....................................................
How to Purchase Shares.....................................................
How to Redeem Shares.......................................................
Shareholder Services.......................................................
Dividends and Distributions................................................
Taxes......................................................................
Calculation of Share Price.................................................
Financial Highlights.......................................................

================================================================================
FOR INFORMATION OR ASSISTANCE IN OPENING AN ACCOUNT, PLEASE CALL:
(Toll-Free) 1-800-266-5566
================================================================================

                               RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is long-term capital appreciation.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

Under normal market conditions, the Fund will invest primarily in equity securities which are believed by the Adviser to be intrinsically undervalued. Intrinsic value, as the Adviser defines it, is the estimated current worth that would accrue to the stockholders of a company, either through liquidation of corporate assets upon termination of operations, or through the sale or merger of the entire enterprise as a continuing business.

The Adviser believes that stock market prices often fail to accurately reflect the underlying intrinsic value of companies. To find undervalued stocks, the Adviser evaluates a corporation and its assets as any acquisition-minded business executive would. The Adviser takes the company's balance sheet, tears it apart, and reconstructs it in accordance with economic reality -- as opposed to generally accepted accounting principles. If the Adviser determines that he would purchase the assets of a company at a significant discount to intrinsic value, the Adviser believes that after a reasonable period of time, either the stock market will accurately reflect those values, or the assets of the corporation will be acquired by a third party.

The Adviser utilizes a "Buy and Hold" investment strategy which reflects the determination to grow capital and maintain purchasing power by holding stocks for the long term. A long- term orientation may seem stodgy, but this approach is as important to investment success as pricing the right stocks at the right price and at the right time. Holding the equity of good companies purchased at bargain prices allows compounding to work without the return-eroding effects of commissions and capital gains taxes. The Adviser employs a variety of different investment strategies and techniques to uncover opportunities for the Fund.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, there is a risk that you could lose money by investing in the Fund.

Further risks associated with an investment in the Fund may arise from the Fund's investment in the securities of small and medium-sized companies and foreign securities and the Fund's ability to write call options and purchase put options, although the Fund plans to write and purchase options for hedging purposes only.

                               EXPENSE INFORMATION

     THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES (fees paid directly from your investment)

Sales Load Imposed on Purchases                                  None
Sales Load Imposed on Reinvested Dividends                       None
Redemption Fee                                                   None 1

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Management and Advisory Fees                                     1.00%
Distribution (12b-1) Fees                                         .25%
Other Expenses                                                   1.20%
                                                                 -----
     Total Annual Fund Operating Expenses 2                      2.45%
                                                                 =====

1 A wire transfer fee is charged by the Fund's custodian in the case of redemptions made by wire. Such fee is subject to change and is currently $9.

2 The Manager and the Adviser are voluntarily absorbing certain expenses (excluding litigation, indemnification, taxes and other extraordinary expenses) that would cause the Fund's total annual operating expenses to exceed 1.75%. It is currently anticipated that this arrangement will continue until further notice to shareholders.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year            3 Years
                            ------            -------
                             $ 248             $ 764

INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RISK CONSIDERATIONS

IN GENERAL


The investment objective of the Fund is long-term capital appreciation, which it pursues by investing primarily in equity securities which are believed by the Adviser to be intrinsically undervalued. The Fund seeks to achieve its investment objective by investing substantially all, but under normal market conditions no less than 65%, of its total assets in equity securities, including common stock, preferred stock or securities convertible into or exchangeable for common stock. It is anticipated that the equity securities in which the Fund will invest will be traded on domestic and foreign securities exchanges or on the over-the-counter markets. The Fund is not intended to be a complete investment program, and there is no assurance that its investment objective can be achieved. The Fund's investment objective is fundamental and as such may not be changed without the affirmative vote of the holders of a majority of its outstanding shares. Unless otherwise indicated, all investment practices and limitations of the Fund are nonfundamental policies which may be changed by the Board of Directors without shareholder approval.


Because the Fund will invest primarily in equity securities, it will be subject to general conditions prevailing in securities markets and the net asset value of the Fund's shares will fluctuate with changes in the market prices of its portfolio securities.

INVESTMENT STRATEGIES

The Adviser seeks out intrinsically undervalued corporations and purchases their shares at low prices relative to their perceived inherent worth. This can lead to the potential for significant capital appreciation. The intrinsic value of a corporation is the estimated current worth that would accrue to the stockholders of a company, either through liquidation of corporate assets upon termination of operations, or through the sale or merger of the entire enterprise as a continuing business. In the Adviser's opinion, within an investment time horizon of three to five years, typically either the stock market will accurately reflect a corporation's intrinsic value or the assets of the corporation will be acquired by a third party. From 1975 through December 31, 1998, approximately ___% of the corporations that the chief investment officer of the Adviser, Mark
A. Boyar, has extensively researched and written in-depth research reports about in Asset Analysis Focus have been acquired or liquidated (i.e., the assets were sold to a third party and the proceeds of the sale were distributed to the shareholders) at a premium to the price of the company's shares at the time the initial research report appeared in Asset Analysis Focus. Of the companies which were acquired or liquidated, the average time period from the date the initial research report was issued until a transaction actually occurred was ___ years.

This "buy and hold" investment strategy reflects the determination to grow capital and maintain purchasing power by holding stocks for the long term. A long-term orientation may sound stodgy, but this approach is as important to investment success as picking the right stocks at the right price and at the right time. Holding the equity of good companies purchased at bargain prices allows compounding to work without the return-eroding effects of commissions and capital gains taxes. Buying and holding stocks not only postpones the payment of capital gains taxes but there are also added positive effects on the compounding rate. The Adviser believes that by reducing the number of transactions generated by profit taking, all the money invested is still working for a better return until future tax liability is incurred.

There is an advantage to the "buy and hold" investment strategy assuming various rates of return. Frequent securities trading may increase the tax liabilities of investors and reduce investors' after tax return by not taking advantage of lower capital gains rates and the advantage of deferring payment of federal tax liabilities. Under a "buy and hold" strategy, tax liabilities may be deferred to the future and, when paid, may be paid at capital gains rates that may be lower than ordinary tax rates. There is no guarantee that federal capital gains rates will remain lower than federal ordinary tax rates.

To hasten the recognition factor of an intrinsically undervalued corporation's shares in the marketplace, the Adviser also looks for companies that have some type of catalyst or trigger, for example: a corporation that has undergone, or is about to undergo, an asset redeployment program, resulting in potentially greater return on assets; a company whose chief operating officer and major stockholder is relatively old and has no heir to take over the company upon his death or retirement; or a corporation that is engaged in more than one business, with the possibility that the second business might be spun off to the existing shareholders. The Adviser generally will avoid investing in corporations whose shares are widely held by institutions or closely followed by investment analysts, because the likelihood of a great disparity between stock market value and intrinsic value is remote.

At the time of the purchase of the corporation's shares, the Adviser determines the value of all of the assets and liabilities of the corporation and thereby establishes a potential selling price for the corporation's common stock. The Adviser reviews the company's asset base from time to time (especially when the common stock of a corporation nears its selling price target), to carefully determine if something has changed to alter the Adviser's opinion - if not, the security is sold when it meets its fully valued price.

The Adviser may alternatively sell covered call options or buy put options with exercise prices at a stock's sell target price, although it is not currently anticipated that the value of the underlying securities on which covered call and put options will be written or purchased, respectively, will exceed 5% of the Fund's total assets.

The Adviser employs a variety of different investment strategies to uncover investment opportunities for the Fund, including the following:

     1.   Hidden Assets

     "Hidden" assets are assets whose current values are undervalued on a corporation's financial statements - a situation which may lead to a disparity between market value and intrinsic worth. Hidden assets include real estate (buildings and undeveloped acreage), reserves of natural resources (coal, gas, oil and timber), cellular or cable franchises, and inventory reserves resulting from the last-in, first-out method of inventory accounting. The Adviser adjusts the value of these assets to their current market value to calculate the intrinsic worth of the corporation, which may be much higher than the value the stock market accords them.

     2.   Underpriced Businesses

     Excessive pessimism about a particular industry or a specific company may result in extreme disparities between the stock market value of a corporation and the price that would be placed upon the company if the entire enterprise were acquired by a knowledgeable private investor. When employing this method of valuation, the Adviser considers the subject corporation's historical earning power, present product mix and financial strength as well as the prices at which similar corporations have been acquired in the recent past. The Adviser's findings help place an appropriate value on the shares of the subject company.

     3.   Undervalued Franchises

     A number of corporations have, over time, created valuable consumer franchises. Their products are recognized easily by consumers around the world. Such franchises are virtually impossible for a potential competitor to duplicate. These "franchise" corporations often can raise prices or even charge a premium for their products or services without losing market share. The value of this competitive advantage may not be adequately reflected in the price of the company's shares.

     4.   Selling For Less Than Net Working Capital

     The minimum liquidation value of a corporation is, in most instances, its net working capital value. This amount is determined by subtracting from current assets all liabilities senior to the common stock, including current liabilities, long term debt, preferred stock, capitalized lease obligations and certain pension liabilities. The stock market will, at pessimistic extremes, value individual securities at a discount to their net working capital on a per share basis. Investments made at these levels provide an opportunity to purchase securities below their liquidating value and acquire the pro-rata value of property, plant and equipment at zero cost.

     5.   "Fallen Angels"

     Well known corporations, that were once the "darlings" of Wall Street, may fall out of favor with the investment community, causing their stock prices to plummet to unrealistically low levels. The Adviser may purchase shares of such companies if it determines that the fundamentals of such a concern are not permanently impaired.

     6.   Restructuring Plays, Breakups and Spin-offs

     A company interested in enhancing shareholder value may spin off a portion of its assets to current stockholders through the creation of a new public entity. The common stock of the newly spun-off company often trades temporarily at a substantial discount to its underlying net asset value. This is in part because this new entity is not immediately followed by Wall Street analysts. However, the newly focused "pure play" companies often perform well and soon receive more coverage than they ever would have as one ungainly and difficult to analyze conglomerate.

     7.   Bankruptcies

     An over-leveraged company that declares bankruptcy can purge itself of excess debt and then emerge as a more competitive enterprise. The stigma of bankruptcy, however, can sometimes depress the stock prices of those companies to bargain levels.

     8.   Under-Followed Companies

     The Adviser normally invests in the equity of corporations not widely held by institutions or closely followed by other investment analysts. The
     Adviser believes that this is the area where the stock market is most inefficient in providing investors the opportunity to find unrecognized values. High-profile, popular companies are monitored carefully and consistently by portfolio managers and investment analysts. The likelihood of a profitable disparity developing between the stock market values and the intrinsic values of these businesses is remote.

     9.   Low Price to Earnings Ratios

     The Adviser believes that the risk inherent in the stock selection process can be reduced by purchasing common stock at price to earnings ratios that are low relative to those that prevail in the general stock market. Earnings disappointments rarely hurt low price to earnings common stocks for long periods of time. On the other hand, positive earnings surprises usually result in an increase of the price to earnings ratio.

     10.  Large Free Cash Flows

     The Adviser favors companies that generate significantly more cash than they need to finance day-to-day operations. Such companies can use this excess cash to repurchase their own shares, increase dividends or make acquisitions.

     11.  Insider Ownership

     The Adviser will take positions in the common equity of corporations whose executives buy and hold large amounts of the company's stock. Significant insider ownership of a corporation's shares indicates that the interests of the executives and managers who own those shares are aligned with the interests of other shareholders and they have a powerful incentive to work for the company's long-term success. On the other hand, insignificant insider ownership can depress the shares of an otherwise good company because its managers own too little equity in the business to care much about maximizing shareholder value. The Adviser evaluates investments in companies with extreme positions of insider ownership significant or insignificant - to aid in determining a company's intrinsic value.
     Excessive non-stock and non-performance related compensation for a company's top officers can also depress the shares of an otherwise good company.


In making investment selections, the Fund also focuses on certain fundamental financial characteristics of a company, including debt to capital ratios and the market capitalization of small-, medium- and large-sized companies. The Fund has no policy regarding the minimum or maximum market capitalization of companies in which it may invest. Although the Fund will invest primarily in domestic securities, and has no intention of investing any significant portion of its assets in foreign securities, it reserves the right to invest in foreign securities in an amount up to 15% of the Fund's total assets.

For defensive purposes, the Fund may from time to time have a significant portion, and possibly all, of its assets in U.S. Government obligations, corporate bonds rated at least Baa by Moody's Investors Service, Inc.
("Moody's") or BBB by Standard & Poor's Ratings Group ("S&P"), or money market instruments. "U.S. Government obligations" include securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United State Government. Bonds rated Baa by Moody's or BBB by S&P, while considered "investment grade" obligations, may have speculative characteristics. The money market instruments which the Fund may own from time to time include U.S. Government obligations having a maturity of less than one year, commercial paper rated at least A-2 by S&P or Prime-2 by Moody's, repurchase agreements, bank debt instruments (certificates of deposit, time deposits and bankers' acceptances) and other short-term instruments issued by domestic branches of U.S. financial institutions that are insured by the Federal Deposit Insurance Corporation and have assets exceeding $10 billion.


RISK CONSIDERATIONS

PRICE FLUCTUATION. Because the major portion of the Fund's portfolio consists of common stocks, it may be expected that its net asset value will be subject to greater fluctuation than a portfolio containing mostly fixed income securities.

SMALL- AND MEDIUM-SIZED COMPANIES. There is no minimum or maximum market capitalization of the companies in which the Fund may invest. Investing in securities of small- and medium-sized companies may involve greater risks since these securities may have limited marketability and, thus, may be more volatile than securities of larger, more established companies or the market in general. Because small- and medium-sized companies normally have fewer shares outstanding than larger companies, it may be more difficult for the Fund to buy or sell significant amounts of these shares without an unfavorable impact on prevailing prices. Small-sized companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small- and medium-sized companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small- and medium-sized companies than for larger, more established ones. Although investing in securities of small- and medium-sized companies offers potential for above-average returns if the companies are successful, the risk exists that such companies will not succeed and the prices of their shares could significantly decline in value.

RELATED TRANSACTIONS. The Fund may purchase securities that have been researched by Asset Analysis Focus (the research service affiliated with the Adviser). However, the Fund will acquire new recommendations made by Asset Analysis Focus no earlier than five business days after publication of Asset Analysis Focus. The Fund may also purchase shares in combination with other accounts managed by the Adviser. These practices may have an impact on the price and availability of the securities to be purchased by the Fund.

FOREIGN SECURITIES. Foreign securities present special considerations not typically associated with investments in domestic securities. Foreign taxes may reduce income. Currency exchange rates and regulations may cause fluctuations in the value of foreign securities. Foreign securities are subject to different regulatory environments than in the United States and, compared to the United States, there may be a lack of uniform accounting, auditing and financial reporting standards, less volume and liquidity and more volatility, less public information and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial or social instability or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. securities laws against these issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. Government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.



                             MANAGEMENT OF THE FUND


The Fund is an open-end, diversified management investment company organized as a Maryland corporation. The Board of Directors supervises the business activities of the Fund. Like other mutual funds, various organizations are retained to perform specialized services for the Fund.


MANAGER

Pursuant to a Management Agreement with the Fund, the Manager oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others, including the Adviser. As compensation for its services and the related expenses borne by the Manager, the Fund pays the Manager a fee, computed daily and payable monthly, at the annual rate of
 .50% of the Fund's average daily net assets. The Manager may voluntarily waive all or a portion of its fees from time to time and in its discretion reimburse expenses to be paid by the Fund.


The Manager is located at 590 Madison Avenue, New York, New York 10022. Ladenburg Thalmann Asset Management Inc. owns 50% of the outstanding securities of the Manager. Ladenburg Thalmann Asset Management Inc. is a wholly-owned subsidiary of Ladenburg Thalmann & Co. Inc. ("LTCI"), a registered broker-dealer and a member of the New York Stock Exchange since 1876. Ebbets Field Association LLC, an entity controlled by Mark A. Boyar, holds the other 50% of the outstanding voting securities of the Manager.


INVESTMENT ADVISER

The Adviser is an affiliate of Mark Boyar & Company, Inc. ("Mark Boyar & Co."), a registered broker-dealer. The Adviser's principal business address is 35 East 21st Street, New York, New York 10010.

Pursuant to the Investment Advisory Agreement among the Manager, the Adviser and the Fund, the Adviser has agreed to furnish continuous investment advisory services to the Fund. Subject to the supervision and direction of the Manager and the Board of Directors, the Adviser manages the Fund's portfolio in accordance with the stated policies of the Fund. The Adviser makes investment decisions for the Fund and places the purchase and sale orders for portfolio transactions. For the services provided pursuant to the Investment Advisory Agreement, the Fund pays the Adviser a fee, computed daily and payable monthly, at the annual rate of .50% of the Fund's average daily net assets. The Adviser may voluntarily waive all or a portion of its fees from time to time and in its discretion reimburse expenses to be paid by the Fund.

Mark A. Boyar is the chief investment officer of the Fund, and is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Boyar, the President of Mark Boyar & Co., has also been the President of the Adviser since 1983. Mark Boyar & Co. publishes Asset Analysis Focus, an institutionally oriented research service that focuses on uncovering intrinsically undervalued corporations for investment and merger and acquisition activity.



DISTRIBUTOR


Ladenburg Thalmann & Co. Inc., 590 Madison Avenue, New York, New York 10022, serves as the primary agent for the distribution of shares of the Fund. LTCI is a member of the New York Stock Exchange, the American Stock Exchange and other principal national securities exchanges.


LTCI is paid  monthly  fees by the  Fund in  connection  with the  servicing  of
shareholder   accounts.   A  monthly  service  fee,  authorized  pursuant  to  a
Shareholder Servicing and Distribution Plan (the "Plan") adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, is calculated at the annual rate of
 .25% of the value of the average daily net assets of the Fund and is used by LTCI to provide compensation for ongoing servicing and/or maintenance of shareholder accounts with the Fund. Compensation is paid by LTCI to persons, including employees of LTCI, who respond to inquiries of shareholders of the Fund regarding their ownership of shares or their accounts with the Fund or who provide other similar services not otherwise required to be provided by other agents of the Fund.

Payments under the Plan are not tied exclusively to the service expenses actually incurred by LTCI, and the payments may exceed expenses actually incurred by LTCI. The Board of Directors evaluates the appropriateness of the Plan and its payment terms on a continuing basis and in doing so considers all relevant factors, including expenses borne by LTCI and amounts it receives under the Plan.



                             HOW TO PURCHASE SHARES

THERE ARE NO SALES COMMISSIONS CHARGED TO INVESTORS. Assistance in opening accounts may be obtained from the Transfer Agent by calling 1-800-266-5566, or by writing to the Fund at the address shown below for regular mail orders. Assistance is also available through any broker-dealer authorized to sell shares of the Fund. Such broker-dealer may charge you a fee for its services. Payment for shares purchased may be made through your account at the broker-dealer processing your application and order to purchase. Your investment will purchase shares at the Fund's net asset value next determined after your order is received by the Fund in proper order as indicated herein. The minimum initial investment in the Fund, unless stated otherwise herein, is $5,000. For retirement plans, the minimum initial investment is $2,500. The Fund may, in the Manager's sole discretion, accept certain accounts with less than the stated minimum initial investment.

Payment must be made by check or money order drawn on a U.S. bank and payable in U.S. dollars. All orders received by the Transfer Agent, whether by mail, bank wire or facsimile order from a qualified broker-dealer, prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) will purchase shares at the net asset value next determined on that business day. If your order is not received by the close of regular trading on the New York Stock Exchange, your order will purchase shares at the net asset value determined on the next business day.
See "Calculation of Share Price."


The Fund mails you confirmations of all purchases or redemptions of Fund shares. The Fund and the Manager reserve the rights to limit the amount of investments and to refuse to sell to any person.

The Fund's account application contains provisions in favor of the Fund, the Transfer Agent and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services made available to investors.

Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Fund or the Transfer Agent in the transaction.

REGULAR MAIL ORDERS. Please complete and sign the Account Application form accompanying this Prospectus and send it with your check, made payable to Boyar Value Fund, Inc. and mail it to:

                         Boyar Value Fund, Inc.
                         c/o Shareholder Services
                         P.O. Box 5354
                         Cincinnati, Ohio  45201-5354


BANK WIRE ORDERS. Provided the Fund has received a completed Account Application, investments can be made directly by bank wire. To establish a new account or add to an existing account by wire, please call the Fund, at 1-800-266-5566 for instructions. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired Funds, but the Transfer Agent reserves the right to charge shareholders for this service upon thirty days' notice to shareholders.

It is important that the wire contain all the information and that the Fund receives prior telephone notification to ensure proper credit. To make your initial wire purchase, you must mail a completed Account Application to the Transfer Agent.


ADDITIONAL INVESTMENTS. You may add to your account by mail or wire (minimum additional investment of $1,000) at any time by purchasing shares at the then current net asset value as aforementioned. Before making additional investments by bank wire, please call the Fund at 1-800- 266-5566. Follow the wire instructions given to send your wire. When calling for any reason, please have your account number ready, if known. Mail orders should include, when possible, the "Invest by Mail" stub which is attached to your Fund confirmation statement. Otherwise, be sure to identify your account number in your letter.



EMPLOYEES AND AFFILIATES OF THE FUND. The minimum purchase requirement is not applicable to accounts of Directors, officers or employees of the Fund or certain parties related thereto. The minimum initial investment for such accounts is $1,000.

STOCK CERTIFICATES. Stock certificates will not be issued for your shares. Evidence of ownership will be given by issuance of periodic account statements which will show the number of shares owned.



                              HOW TO REDEEM SHARES

You may redeem shares of the Fund on each day that the Fund is open for business by sending a written request to the Transfer Agent. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Fund's account records. If the shares to be redeemed have a value of $25,000 or more, your signature must be guaranteed by any eligible guarantor institution, including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. If the name(s) or the address on your account has been changed within 30 days of your redemption request, you will be required to request the redemption in writing with your signature guaranteed, regardless of the value of the shares being redeemed.

Redemption requests may direct that the proceeds be wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application. The Fund's custodian currently charges a $9 fee for processing wire redemptions. The Fund reserves the right, upon thirty days' written notice, to change the processing fee. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You will receive the net asset value per share next determined after receipt by the Transfer Agent (or other agents of the Fund) of your redemption request in the form described above. Payment is normally made within three business days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Fund by certified check or wire.

You may also redeem your shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Fund at the Fund's net asset value next determined after your order is received by such organization in proper form before 4:00 p.m., Eastern time, or such earlier time as may be required by such organization. These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.

At the discretion of the Fund or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization. The Fund reserves the right to require you to close your account if at any time the value of your shares is less than $25,000 (based on actual amounts invested, unaffected by market fluctuations), or such other minimum amount as the Fund may determine from time to time. After notification to you of the Fund's intention to close your account, you will be given sixty days to increase the value of your account to the minimum amount.

The Fund reserves the right to suspend the right of redemption or to postpone the date of payment for more than three business days under unusual circumstances as determined by the Securities and Exchange Commission. Under unusual circumstances, when the Board of Directors deems it appropriate, the Fund may make payment for shares redeemed in portfolio securities of the Fund taken at current value.

                              SHAREHOLDER SERVICES

Contact  the  Transfer  Agent  (Nationwide  call  toll-free   800-266-5566)  for
additional information about the shareholder services described below.

Automatic Withdrawal Plan
-------------------------

If the shares in your account have a value of at least $25,000, you may elect to receive, or may designate another person to receive, monthly or quarterly payments in a specified amount of not less than $100 each. There is no charge for this service.

Tax-Deferred Retirement Plans
-----------------------------

Shares of the Fund are available for purchase in connection with the following tax-deferred retirement plans:

     --   Keogh Plans for self-employed individuals
     -- Individual retirement account (IRA) plans for individuals and their non-employed spouses, including Roth IRAs and Education IRAs
     -- Qualified pension and profit-sharing plans for employees, including those profit- sharing plans with a 401(k) provision
     -- 403(b)(7) custodial accounts for employees of public school systems, hospitals, colleges and other non-profit organizations meeting certain requirements of the Internal Revenue Code

Direct Deposit Plans
--------------------

Shares of the Fund may be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable you to have all or a portion of your payroll or social security checks transferred automatically to purchase shares of the Fund.

Automatic Investment Plan
-------------------------

You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account. The minimum investment must be $100 under the plan. The Transfer Agent pays the costs associated with these transfers, but reserves the right, upon thirty days' written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account which would reduce your return from an investment in the Fund.

                           DIVIDENDS AND DISTRIBUTIONS


The Fund expects to distribute substantially all of its net investment income and net realized capital gains, if any, on an annual basis. Distributions are paid according to one of the following options:


     Share Option -   income   distributions  and  capital  gains  distributions
                      reinvested in additional shares.
     Income Option -  income   distributions   and   short-term   capital  gains
                      distributions  paid  in  cash;   long-term  capital  gains
                      distributions reinvested in additional shares.
     Cash Option -    income  distributions and capital gains distributions paid in cash.

You should indicate your choice of option on your application. If no option is specified on your application, distributions will automatically be reinvested in additional shares. All distributions will be based on the net asset value in effect on the payable date.

If you select the Income Option or the Cash Option and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then current net asset value and your account will be converted to the Share Option. No interest will accrue on amount represented by uncashed distribution checks.

                                      TAXES


The Fund has qualified and intends to continue to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. The Fund intends to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Distributions of net investment income as well as net realized short-term capital gains, if any, are taxable as ordinary income. Dividends distributed by the Fund from net investment income may be eligible, in whole or in part, for the dividends received deduction available to corporations.

Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) by the Fund are taxable to you as capital gains, without regard to the length of time you have held your Fund shares. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its assets. Redemptions of shares of the Fund are taxable events on which you may realize a gain or loss.

The Fund will mail a statement to you annually indicating the amount and federal income tax status of all distributions made during the year. The Fund's distributions may be subject to federal income tax whether received in cash or reinvested in additional shares. In addition to federal taxes, you may be subject to state and local taxes on distributions.


                           CALCULATION OF SHARE PRICE


On each day that the Fund is open for business, the share price (net asset value) of the Fund's shares is determined as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). The Fund is open for business on each day the New York Stock Exchange is open for business and on any other day when there is sufficient trading in the Fund's investments that its net asset value might be materially affected. The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of net asset value after the order is placed.

The Fund's portfolio securities are valued as follows: (1) securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (2) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, (3) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (4) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Directors. The net asset value per share of the Fund will fluctuate with the value of the securities it holds.


                              FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the Statement of Additional Information, which is available upon request.

          Per Share Data for a Share Outstanding Throughout the Period
                           Ended December 31, 1998 (a)


Net asset value at beginning of period                          $       10.00
                                                                -------------
Income from investment operations:
   Net investment income                                                 0.03
   Net realized and unrealized losses on investments                    (0.28)
                                                                -------------
Total from investment operations                                        (0.25)
                                                                -------------
Less distributions:
   From net investment income                                           (0.03)
                                                                -------------

Net asset value at end of period                                $        9.72
                                                                =============

Total return                                                           (2.46%)
                                                                =============

Net assets at end of period                                     $   1,415,827
                                                                =============

Ratio of net expenses to average net assets (b)                         1.75%(c)

Ratio of net investment income to average net assets                    0.66%(c)

Portfolio turnover rate                                                    0%


(a) Represents the period from the commencement of operations (May 5, 1998) through December 31, 1998.

(b) Absent fees waived and expenses reimbursed by the Manager and the Adviser, the ratio of expenses to average net assets would have been 13.19%(c) for the period ended December 31, 1998.

(c)  Annualized.

Rep Name and Number_____________________Account No. L3 -- ______________________
                                                           (For Fund Use Only)

                             BOYAR VALUE FUND, INC.

                                                  Send completed application to:
                                                          BOYAR VALUE FUND, INC.
                                                        c/o Shareholder Services
FUND SHARES APPLICATION                                            P.O. Box 5354
(Please type or print clearly)                         Cincinnati, OH 45201-5354
================================================================================
ACCOUNT REGISTRATION

o  Individual  _________________________________________________________________
               (First Name)  (Middle Initial)  (Last Name)   (Birthdate)   (SS#)

o  Joint*      _________________________________________________________________
               (First Name)  (Middle Initial)  (Last Name)   (Birthdate)   (SS#)

               *Joint accounts will be registered joint tenants with the right of survivorship unless otherwise indicated.

o  UGMA/UTMA   ___________________________________________ under the ___________
               (First Name)  (Middle Initial)  (Last Name)            (State)
               Uniform Gifts/Transfers to Minors Act

               ____________________________________________________ as Custodian
               (First Name)      (Middle Name)      (Last Name)

               _________________________________________________________________
                   (Birthdate of Minor)                     (SS # of Minor)

o  For Corporations
   Partnerships, Trusts
   Retirement Plans and
   Third Party IRAs

               _________________________________________________________________
               Name of Corporation or Partnership. If a Trust, include the name(s) of Trustees in which account will be registered, and the date of the Trust instrument.

               _________________________________________________________________
                             (Taxpayer Identification Number)
================================================================================
ADDRESS

Street or P.O. Box _____________________________________________________________

City _______________________________ State ________________  Zip _______________

Telephone _________________________ U.S. Citizen ________
                                    Resident Alien ______
                                    Non Resident ________ (Country of Residence)

================================================================================
DUPLICATE CONFIRMATION ADDRESS (if desired)

Name ___________________________________________________________________________

Street or P.O. Box _____________________________________________________________

City _______________________________ State ________________  Zip _______________
================================================================================
INITIAL INVESTMENT (Minimum initial investment: $5,000 or $2,500 for Retirement Plans)

o  Enclosed is a check payable to BOYAR VALUE FUND, INC. for $_________
o  Funds were wired to Star Bank on ____________ in the amount of $__________
By Mail: You may purchase shares by mail by completing and signing this application. Please mail with your check to the address above.
By Wire: You may purchase shares by wire. Prior to sending the wire, please contact the Fund at 1-800-266-5566 for instructions.
================================================================================
DIVIDEND AND DISTRIBUTION INSTRUCTIONS
o  Reinvest all dividends and capital gains distributions
o  Reinvest all capital gain distributions; dividends to be paid in cash
o  Pay all dividends and capital gain distributions in cash
           o  By Check         o  By ACH to my bank checking or savings account.
                                  Please Attach a Voided Check.

SIGNATURE AUTHORIZATION -- FOR USE BY CORPORATIONS, TRUSTS, PARTNERSHIPS AND OTHER INSTITUTIONS
================================================================================
Please retain a copy of this document for your files. Any modification of the information contained in this section will require an Amendment to this Application Form.

o  New Application
o  Amendment to previous Application dated ________  Account No. _______________

Name of Registered Owner _______________________________________________________

The following named person(s) are currently authorized signatories of the Registered Owner. Any ____________ of them is/are authorized under the applicable governing document to act with full power to sell, assign or transfer securities of BOYAR VALUE FUND, INC. for the Registered Owner and to execute and deliver any instrument necessary to effectuate the authority hereby conferred:

           Name                        Title                   Signature

_________________________   _________________________   ________________________

_________________________   _________________________   ________________________

_________________________   _________________________   ________________________

BOYAR VALUE FUND, INC., or any agent of the Fund may, without inquiry, rely upon the instruction of any person(s) purporting to be an authorized person named above, or in any Amendment received by the Fund or their agent. The Fund and its Agent shall not be liable for any claims, expenses or losses resulting from having acted upon any instruction reasonably believed to be genuine.
================================================================================
                              SPECIAL INSTRUCTIONS
                              --------------------
REDEMPTION INSTRUCTIONS
Please honor any redemption instruction received via telegraphic or facsimile believed to be authentic.

o  Please mail redemption proceeds to the name and address of record

o Please wire redemptions to the commercial bank account indicated below (subject to a minimum wire transfer of $5,000)

AUTOMATIC INVESTMENT
Please purchase shares of BOYAR VALUE FUND, INC. by withdrawing from the commercial bank account below, per the instructions below:

Amount $______________ (minimum $100)    Please make my automatic investment on:

_____________________________________    o the last business day of each month
            (Name of Bank)               o the 15th day of each month
is hereby authorized to charge to my     o both the 15th and last business day
account the bank draft amount here
indicated. I understand the payment
of this draft is subject to all
provisions of the contract as stated
on my bank account signature card.

__________________________________________________________________
(Signature as your name appears on the bank account to be drafted)

Name as it appears on the account ______________________________________________

Commercial bank account #_______________________________________________________

ABA Routing #___________________________________________________________________

City, State and Zip in which bank is located ___________________________________

For AUTOMATIC INVESTMENT please attach a voided check from the above account.
================================================================================
SIGNATURE AND TIN CERTIFICATION
I certify that I have full right and power, and legal capacity to purchase shares of the Fund and affirm that I have received a current prospectus and understand the investment objectives and policies stated therein. The investor hereby ratifies any instructions given pursuant to this Application and for himself and his successors and assigns does hereby release Countrywide Fund Services, Inc., Boyar Asset Management, Inc., Ladenburg Thalmann Fund Management Inc., Ladenburg Thalmann & Co., Inc., Ladenburg Thalman Asset Management, Mark Boyar & Co., Inc., and their respective officers, employees, agents and affiliates from any and all liability in the performance of the acts instructed herein provided that such entities have exercised due care to determine that the instructions are genuine. I certify under the penalties of perjury that (1) the Social Security Number or Tax Identification Number shown is correct and (2) I am not subject to backup withholding. The certifications in this paragraph are required from all non-exempt persons to prevent backup withholding of 31% of all taxable distributions and gross redemption proceeds under the federal income tax law. The Internal Revenue Service does not require my consent to any provision of this document other than the certifications required to avoid backup withholding. (Check here if you are subject to backup withholding) [ ].

_____________________________________    _______________________________________
APPLICANT                     DATE       JOINT APPLICANT                 DATE

_____________________________________    _______________________________________
OTHER AUTHORIZED SIGNATORY    DATE       OTHER AUTHORIZED SIGNATORY      DATE

BOYAR VALUE FUND, INC.

INVESTMENT ADVISER
Boyar Asset Management, Inc.
35 East 21st Street
New York, New York 10010

FUND MANAGER
Ladenburg Thalmann Fund Management, Inc.
590 Madison Avenue
New York, New York 10022

DISTRIBUTOR
Ladenburg Thalmann & Co. Inc.
590 Madison Avenue
New York, New York 10022

ADMINISTRATOR
Countrywide Fund Services, Inc.
312 Walnut Street
P.O. Box 5354
Cincinnati, Ohio 45201-5354

CUSTODIAN
Star Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

INDEPENDENT AUDITORS
Ernst & Young LLP
1300 Chiquita Center
Cincinnati, Ohio 45202

BOARD OF DIRECTORS
Henry A. Alpert
Mark A. Boyar
Richard Finkelstein
A.F. Petrocelli
Jay R. Petschek
Jeffrey S. Silverman

Additional information about the Fund is included in the Statement of Additional Information ("SAI"), which is incorporated by reference in its entirety. Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and strategies that significantly affected the Fund's performance during its last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Fund, or to make inquiries about the Fund, please call 1-248-644-8500.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site may be obtained, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009.

File No. 811-8253

                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 1999


                             BOYAR VALUE FUND, INC.

                  590 MADISON AVENUE, NEW YORK, NEW YORK 10022

                       For information, call 800-266-5566


                                TABLE OF CONTENTS
                                -----------------
                                                                            PAGE
                                                                            ----

THE FUND.......................................................................2
INVESTMENT OBJECTIVE AND POLICIES..............................................2
QUALITY RATINGS OF CORPORATE BONDS AND PREFERRED STOCKS.......................10
INVESTMENT LIMITATIONS........................................................12
DIRECTORS AND OFFICERS........................................................14
THE MANAGER...................................................................18
THE INVESTMENT ADVISER........................................................19
THE DISTRIBUTOR...............................................................19
DISTRIBUTION AND SHAREHOLDER SERVICING PLAN...................................19
SECURITIES TRANSACTIONS.......................................................20
PORTFOLIO TURNOVER............................................................23
CALCULATION OF SHARE PRICE....................................................23
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................24
TAXES.........................................................................24
HISTORICAL PERFORMANCE INFORMATION............................................29
PRINCIPAL SECURITY HOLDERS....................................................31
CUSTODIAN.....................................................................31
AUDITORS AND COUNSEL..........................................................31
COUNTRYWIDE FUND SERVICES, INC................................................31
ANNUAL REPORT.................................................................32

     This Statement of Additional Information is meant to be read in conjunction with the Prospectus for Boyar Value Fund, Inc. (the "Fund") dated May 1, 1999, as amended or supplemented from time to time, and is incorporated by reference in its entirety into that Prospectus. Because this Statement of Additional Information is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the Fund's Prospectus may be obtained by calling the Fund at 800-266-5566.

                                    THE FUND

     The Fund was incorporated on February 28, 1997 under the laws of the State of Maryland under the name "Boyar Value Fund, Inc." The Fund's charter authorizes the Board to issue one billion (1,000,000,000) shares of common stock, $.001 par value per share (the "Shares").

     All shareholders of the Fund, upon liquidation, will participate ratably in the Fund's net assets. Shares do not have cumulative voting rights, which means that holders of more than 50% of the Shares voting for the election of Directors can elect all Directors. Shares are transferable but have no preemptive, conversion or subscription rights.

                        INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the Fund is long-term capital appreciation.

     The following policies supplement the descriptions of the Fund's investment objective and policies in the Prospectus.

Stock Options and Currency Exchange Transactions
------------------------------------------------

     STOCK OPTIONS. When the Adviser believes that individual portfolio securities are approaching the top of the Adviser's growth and price expectations, the Fund may write covered call options against such securities. The Fund may also purchase put options. The value of the underlying securities on which covered call and put options will be written or purchased, respectively, at any one time by the Fund is not anticipated to exceed 5% of the Fund's total assets. The Fund writes and purchases options only for hedging purposes and not for speculation.

     The Fund realizes fees (referred to as "premiums") for granting the rights evidenced by the options it has written. A call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price for a specified time period or at a specified time. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price for a specified period or at a specified time.

     The principal reason for writing covered call options on a security is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the Fund as the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the Fund as a call writer retains the risk of a decline in the price of the underlying security. The size of the premiums that the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

     In the case of options written by the Fund that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stock with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice. In these instances, the Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Fund will not bear any market risk, since the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed securities, but the Fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

     Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The Fund may write (i) in-the-money call options when the Adviser expects that the price of the underlying security will remain flat or decline moderately during the option period, (ii) at-the-money call options when the Adviser expects that the price of the underlying security will remain flat or advance moderately during the option period and (iii) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. To secure its obligation to deliver the underlying security when it writes a call option, the Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the securities exchange on which the option is written.

     Prior to their expirations, call options may be sold in closing sale or purchase transactions (sales or purchases by the Fund prior to the exercise of options that it has purchased or written, respectively, of options of the same series) in which the Fund may realize a profit or loss from the sale. An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. When the Fund has purchased a put option and engages in a closing sale transaction, whether the Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs. Similarly, in cases where the Fund has written a call option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. The Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security with respect to which it has written an option from being called or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). The obligation of the Fund under an option it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as a result of the transaction. So long as the obligation of the Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

     There is no assurance that sufficient trading interest will exist to create a liquid secondary market on a securities exchange for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered certain of the facilities of the Clearing Corporation and various securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. Moreover, the Fund's ability to terminate options positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in over-the-counter transactions would fail to meet their obligations to the Fund. The Fund, however, intends to purchase over-the-counter options only from dealers whose debt securities, as determined by the Adviser, are considered to be investment grade. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. In either case, the Fund would continue to be at market risk on the security and could face higher transaction costs, including brokerage commissions.

     Securities exchanges generally have established limitations governing the maximum number of calls of each class which may be held or written, or exercised within certain time periods by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Fund and other clients of the Adviser may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions. These limits may restrict the number of options the Fund will be able to purchase on a particular security.

     CURRENCY EXCHANGE TRANSACTIONS. The value in U.S. dollars of the assets of the Fund that are invested in foreign securities may be affected favorably or unfavorably by changes in exchange control regulations, and the Fund may incur costs in connection with conversion between various currencies. Currency exchange transactions may be from any non-U.S. currency into U.S. dollars or into other appropriate currencies. The Fund will conduct its currency exchange transactions (i) on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, (ii) through entering into forward contracts to purchase or sell currency or (iii) by purchasing exchange-traded currency options.

     FOREIGN INVESTMENTS. Investors should recognize that investing in foreign companies involves certain risks, including those discussed below, which are not typically associated with investing in U.S. issuers. Since the Fund may invest in securities denominated in currencies other than the U.S. dollar, and since the Fund may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of the Fund's assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the United States and a particular foreign country, including economic and political developments in other countries. Of particular importance are rates of inflation, interest rate levels, the balance of payments and the extent of government surpluses or deficits in the United States and the particular foreign country, all of which are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of the United States and foreign countries important to international trade and finance. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies.

     Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments positions. The Fund may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

     Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable U.S. companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold. Due to the increased exposure of the Fund to market and foreign exchange fluctuations brought about by such delays, and due to the corresponding negative impact on Fund liquidity, the Fund will avoid investing in countries which are known to experience settlement delays which may expose the Fund to unreasonable risk of loss.

     U.S. GOVERNMENT SECURITIES. The Fund may invest in debt obligations of varying maturities issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. Government securities"). Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. U.S. Government securities also include securities issued or guaranteed by the Federal Housing
Administration, Farmers Home Loan Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association,

General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. The Fund may also invest in instruments that are supported by the right of the issuer to borrow from the U.S. Treasury and instruments that are supported by the credit of the instrumentality. Because the U.S. Government is not obligated by law to provide support to an instrumentality it sponsors, the Fund will invest in obligations issued by such an instrumentality only if the Adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

     LENDING OF PORTFOLIO SECURITIES. The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Directors (the "Board"). These loans, if and when made, may not exceed 33 1/3% of the Fund's total assets taken at current value. The Fund will not lend portfolio securities to affiliates of the Adviser unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. Government securities, which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. From time to time, the Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a "finder."

     By lending its securities, the Fund can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government securities are used as collateral. Although the generation of income is not an investment objective of the Fund, income received could be used to pay the Fund's expenses and would increase an investor's total return. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and
(vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

     AMERICAN, EUROPEAN AND CONTINENTAL DEPOSITARY RECEIPTS. The assets of the Fund may be invested in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and CDRs in bearer form are designed for use in European securities markets.

     CONVERTIBLE SECURITIES. Convertible securities are fixed income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Because of this conversion feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock while permitting the investor to obtain a yield that is generally greater than that obtainable from the underlying common stock. In addition, convertible securities generally offer greater stability of price than the underlying common stock during declining market periods. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, also fluctuates in relation to the underlying common stock. The Adviser may make modifications of its investment strategy for the Fund as it deems advisable in light of its experience in managing the Fund or in response to changing market or economic conditions.

     WARRANTS. The Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. The equity security underlying a warrant is outstanding at the time the warrant is issued or is issued together with the warrant.

     Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.


     COMMERCIAL PAPER. Commercial paper consists of short-term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The Fund will only invest in commercial paper rated at least A-2 by Standard & Poor's Ratings Group ("Standard & Poor's") or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or unrated paper of issuers who have outstanding unsecured debt rated AA or better by Standard & Poor's or Aa or better by Moody's. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the Fund's policy with respect to illiquid investments (see "Investment Limitations") unless, in the judgment of the Adviser, such note is liquid.

     The rating of Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1 or Prime-2. Commercial paper rated A (highest quality) by Standard & Poor's has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1 or A-2.

     BANK DEBT INSTRUMENTS. Bank debt instruments in which the Fund may invest consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or by banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. The Fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

     REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, the Fund intends to enter into repurchase agreements only with its Custodian, with banks having assets in excess of $10 billion and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. At the time the Fund enters into a repurchase agreement, the value of the collateral, including accrued interest, will equal at least 102% of the value of the repurchase agreement and, in the case of a repurchase agreement exceeding one day, the seller agrees to maintain sufficient collateral so that the value of the collateral, including accrued interest, will at all times equal at least 102% of the value of the repurchase agreement. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Fund's Custodian at the Federal Reserve Bank. The Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

     Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased security. At the time the Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed the value of the repurchase agreement, and, in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The collateral securing the seller's obligation must be of a credit quality at least equal to the Fund's investment criteria for portfolio securities and will be held by the Custodian or in the Federal Reserve Book Entry System.

     For purposes of the Investment Company Act of 1940, a repurchase agreement is deemed to be a loan from the Fund to the seller subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If a court characterized the transaction as a loan and the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds to the Fund of the sale of the security to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.


     ILLIQUID SECURITIES. The Fund may not invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market, time deposits maturing in more than seven days and repurchase agreements which have a maturity of longer than seven days. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. The Fund's investment in illiquid securities is subject to the risk that, should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund's net assets could be adversely affected.

     BORROWING. The Fund may borrow, temporarily, up to 33 1/3% of its total assets for extraordinary purposes or to meet redemption requests which might otherwise require untimely disposition of portfolio holdings. To the extent the Fund borrows for these purposes, the effects of market price fluctuations on portfolio net asset value will be exaggerated. If, while such borrowing is in effect, the value of the Fund's assets declines, the Fund could be forced to liquidate portfolio securities when it is disadvantageous to do so. The Fund would incur interest and other transaction costs in connection with borrowing. The Fund will borrow only from a bank.


     QUALITY RATINGS OF CORPORATE BONDS AND PREFERRED STOCKS

     THE RATINGS OF MOODY'S INVESTORS SERVICE, INC. AND STANDARD & POOR'S RATINGS GROUP FOR CORPORATE BONDS IN WHICH THE FUND MAY INVEST ARE AS FOLLOWS:

     Moody's Investors Service, Inc.
     -------------------------------

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Standard & Poor's Ratings Group
     -------------------------------

     AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     THE RATINGS OF MOODY'S INVESTORS SERVICE, INC. AND STANDARD & POOR'S RATINGS GROUP FOR PREFERRED STOCKS IN WHICH THE FUND MAY INVEST ARE AS FOLLOWS:

     Moody's Investors Service, Inc.
     -------------------------------

     aaa - An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa - An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

     a - An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa - An issue which is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     Standard & Poor's Ratings Group
     -------------------------------

     AAA - This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

     AA - A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

     A - An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the diverse effects of changes in circumstances and economic conditions.

     BBB - An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.


                             INVESTMENT LIMITATIONS

     The investment limitations numbered 1 through 10 may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Such majority is defined as the lesser of (i) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares. Investment limitations 11 through 13 may be changed by a vote of the Board at any time.

     The Fund may not:

     1. Borrow money except that the Fund may borrow from banks for temporary or emergency purposes in an amount that may not exceed 33 1/3% of the value of the Fund's total assets at the time of such borrowing. For purposes of this restriction, short sales, the entry into currency transactions, options, and forward commitment transactions that are not accounted for as financings (and the segregation of assets in connection with any of the foregoing) shall not constitute borrowing.

     2. Make loans, except that the Fund may purchase or hold fixed-income securities, lend portfolio securities up to 33 1/3% of the Fund's total assets and enter into repurchase agreements in accordance with its investment objective, policies and limitations.

     3. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government Securities.

     4. Purchase the securities of any issuer if as a result (a) more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer or (b) the Fund would acquire 10% or more of the voting securities of such issuer, except that these limitations do not apply to U.S. Government Securities and repurchase agreements collateralized by U.S. Government Securities and except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations.

     5. Underwrite any securities issued by others except to the extent that the investment in restricted securities and the sale of securities or the purchase of securities directly from the issuer in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

     6. Purchase or sell real estate, except that the Fund may invest in securities (a) secured by real estate, mortgages or interests therein, (b) issued by companies which invest in real estate or interests therein or (c) hold and sell real estate acquired by the Fund as the result of the ownership of securities.

     7. Make short sales of securities or maintain a short position, except that the Fund may maintain short positions in currencies, securities and stock indexes, futures contracts and options on futures contracts and enter into short sales or short sales "against the box" in accordance with the Fund's investment objective, policies and limitations.

     8. Purchase securities on margin, except that the Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with transactions in currencies, options, futures contracts or related options will not be deemed to be a purchase of securities on margin.

     9. Invest in commodities, except that the Fund may (a) purchase and sell futures contracts, including those relating to securities, currencies and indexes, and options on futures contracts, securities, currencies or indexes,
(b) purchase and sell currencies on a forward commitment or delayed-delivery basis and (c) enter into stand-by commitments.

     10. Pledge, mortgage or hypothecate its assets, or otherwise issue senior securities, except (a) to the extent necessary to secure permitted borrowings and (b) to the extent related to the deposit of assets in escrow in connection with the purchase of securities on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, and options on futures contracts.

     11. Invest more than 15% of the Fund's net assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, repurchase agreements with maturities greater than seven days shall be considered illiquid securities.

     12. Make additional investments if the Fund's borrowings exceed 5% of its total assets.

     13. Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

     Notwithstanding paragraphs numbered 1, 7, 8, 9 and 10, the Fund has no present intention of engaging in transactions involving futures contracts and options on futures contracts or of entering into short sales and short sales "against the box," and will not do so until approved by the Fund's Board and upon appropriate notice to investors.

     If a percentage restriction (other than the percentage limitation set forth in No. 1 above) is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the Fund's assets will not constitute a violation of such restriction.

                             DIRECTORS AND OFFICERS

     The names (and ages) of the Fund's Directors and officers, their addresses, present positions and principal occupations during the past five years and other affiliations are set forth below.

Name, Address, Age            Position(s) Held              Occupations During the Past Five Years
------------------            ----------------              --------------------------------------

Mark A. Boyar (55)*           Chairman and                  President and Director of Boyar
35 East 21 Street             Chief Executive Officer       Asset Management, Inc.; President of Mark
New York, New York 10010                                    Boyar & Company, Inc.; Manager and
                                                            Member of Ebbets Field Association LLC;
                                                            Chairman and General Partner of Boyar
                                                            Partners L.P.; Chairman of N.R.M.B.
                                                            Management, Inc.

Jay R. Petschek (40)*         President, Treasurer,         President of LTFM; President and Director
590 Madison Avenue            Chief Financial Officer       of Ladenburg Thalmann Asset
New York, New York 10022      and Director                  Management  Inc.; Senior Managing
                                                            Director, Director of Investment
                                                            Policy and Director of Ladenburg
                                                            Thalmann & Co., Inc.; President of
                                                            Corsair Management Company Inc.;
                                                            General Partner of Corsair Capital
                                                            Partners L.P.

Henry A. Alpert (51)          Director                      President of Spartan Petroleum Corp.;
1158 Broadway                                               Director of Griffon Corp.
Hewlett, New York 10010

                                     - 14 -

A.F. Petrocelli (55)          Director                      Chairman, President, CEO and
United Capital Corp.                                        Director of United Capital Corp.;
9 Park Place, 4th Floor                                     Director of Philips International Realty
Great Neck, New York 11021                                  Corp.; Director of Nathan's Famous, Inc.;
                                                            Director of Prime Hospitality Corp.;
                                                            Director of Metex Corporation; Director
                                                            of Dorne & Margolin, Inc.

Jeffrey S. Silverman (53)     Director                      Chairman of LTS Capital Partners;
777 Third Avenue                                            Chairman and CEO of Ply Gem Industries,
New York, New York 10017                                    Inc.; Director of Catalina Lighting since
                                                            June 1997; Director of Realco.

Richard Finkelstein (49)      Director                      Vice President of Kenco Management, Inc.
1000 Clint Moore Road,                                      & Affiliates.
Suite 110
Boca Raton, Florida 33487

Robert G. Dorsey (42)         Vice President                President and Treasurer of Countrywide
312 Walnut Street                                           Fund Services, Inc. (the Fund's transfer
Cincinnati, Ohio 45202                                      agent and administrator) and CW Fund
                                                            Distributors, Inc. (a registered broker-
                                                            dealer) and First Vice President and
                                                            Treasurer of Countrywide Investments, Inc.
                                                            (a registered investment adviser and
                                                            broker-dealer) and Countrywide Financial
                                                            Services, Inc. (a financial services
                                                            company and the parent of Countrywide
                                                            Fund Services, Inc., CW Fund Distributors,
                                                            Inc. and Countrywide Investments, Inc.).
                                                            He is also Vice President of Countrywide
                                                            Tax-Free Trust, Countrywide Strategic
                                                            Trust, Countrywide Investment Trust,
                                                            Brundage, Story and Rose Investment
                                                            Trust, Markman MultiFund Trust,
                                                            Maplewood Investment Trust, a series
                                                            company, The Thermo Opportunity Fund,
                                                            Inc., The Dean Family of Funds, The New
                                                            York State Opportunity Funds, the Wells
                                                            Family of Real Estate Funds, the Lake
                                                            Shore Family of Funds, Profit Funds
                                                            Investment Trust, Atalanta/Sosnoff
                                                            Investment Trust, UC Investment Trust and
                                                            The Winter Harbor Fund and Assistant Vice
                                                            President of Williamsburg Investment Trust,
                                                            The Tuscarora Investment Trust, Schwartz
                                                            Investment Trust, The Gannett Welsh &

                                     - 15 -

                                                            Kotler Funds, Firsthand Funds, the
                                                            Westport Funds, Albemarle Investment
                                                            Trust, The James Advantage Funds and
                                                            The Bjurman Funds, all of which are
                                                            registered investment companies.

John F. Splain (42)           Secretary                     First Vice President, Secretary and General
312 Walnut Street                                           Counsel of Countrywide Fund Services,
Cincinnati, Ohio 45202                                      Inc., CW Fund Distributors, Inc.,
                                                            Countrywide Investments, Inc. and
                                                            Countrywide Financial Services, Inc. He
                                                            is also Secretary of Countrywide
                                                            Tax-Free Trust, Countrywide Strategic
                                                            Trust, Countrywide Investment Trust,
                                                            Brundage, Story and Rose Investment
                                                            Trust, Williamsburg Investment Trust,
                                                            Markman MultiFund Trust, The Tuscarora
                                                            Investment Trust, Maplewood Investment
                                                            Trust, a series company, The Thermo
                                                            Opportunity Fund, Inc., the Lake Shore
                                                            Family of Funds, the Wells Family of
                                                            Real Estate Funds, Profit Funds
                                                            Investment Trust and The Winter Harbor
                                                            Fund and Assistant Secretary of Schwartz
                                                            Investment Trust, The Gannett Welsh &
                                                            Kotler Funds, Firsthand Funds, the New
                                                            York State Opportunity Funds, the Dean
                                                            Family of Funds, the Westport Funds,
                                                            Atalanta/Sosnoff Investment Trust,
                                                            Albemarle Investment Trust, The James
                                                            Advantage Funds, The Bjurman Funds and
                                                            UC Investment Trust.

Mark J. Seger (37)            Assistant Treasurer           First Vice President and Chief Operating
312 Walnut Street                                           Officer of Countrywide Fund Services, Inc.
Cincinnati, Ohio 45202                                      and CW Fund Distributors, Inc.  He is also
                                                            Treasurer of Countrywide Tax-Free Trust,
                                                            Countrywide Strategic Trust, Countrywide
                                                            Investment Trust, Brundage, Story and
                                                            Rose Investment Trust, Williamsburg
                                                            Investment Trust, Markman MultiFund
                                                            Trust, Maplewood Investment Trust, a
                                                            series company, The Thermo Opportunity
                                                            Fund, Inc., the New York State
                                                            Opportunity Funds, the Dean Family of
                                                            Funds, the Wells Family of Real Estate
                                                            Funds, Profit Funds Investment Trust,
                                                            the Lake Shore

                                     - 16 -

                                                            Family of Funds, Albemarle Investment
                                                            Trust, Atalanta/Sosnoff Investment
                                                            Trust, UC Investment Trust and The
                                                            Winter Harbor Fund and Assistant
                                                            Treasurer of The Tuscarora Investment
                                                            Trust, The Gannett Welsh & Kotler Funds,
                                                            Firsthand Funds, the Westport Funds,
                                                            Schwartz Investment Trust, The James
                                                            Advantage Funds and The Bjurman Funds.

Tina D. Hosking (30)          Assistant Secretary           Assistant Vice President and Associate
312 Walnut Street                                           General Counsel of Countrywide Fund
Cincinnati, Ohio 45202                                      Services, Inc. and CW Fund Distributors,
                                                            Inc. She is also Secretary of The New
                                                            York State Opportunity Funds and the
                                                            Atalanta/Sosnoff Investment Trust and
                                                            Assistant Secretary of Albemarle
                                                            Investment Trust, The Gannett Welsh &
                                                            Kotler Funds, The Westport Funds, Wells
                                                            Family of Real Estate Funds, UC
                                                            Investment Trust, The James Advantage
                                                            Funds and Lake Shore Family of Funds.

---------------------------
* Indicates an "interested person" of the Fund under Section 2(a)(19) of the 1940 Act.

     No employee of the Manager, the Adviser or any of their respective affiliates will receive any compensation from the Fund for acting as an officer or director of the Fund. Each other Director will receive an annual fee of $3,000, and $500 for each meeting of the Board attended by him for his services as Director and will be reimbursed for expenses incurred in connection with his attendance at Board meetings.

Directors' Compensation
-----------------------

Name of Director                               Total Compensation from Fund+
----------------                               -----------------------------
Mark A. Boyar                                  None
Jay R. Petschek                                None
Jeffrey S. Silverman                           $5,000
Henry A. Alpert                                $5,000
A.F. Petrocelli                                $5,000
Richard Finkelstein                            $5,000


+ Amounts shown are estimates of payments to be made in the fiscal year ending December 31, 1999, which the Directors have elected to take in shares of the Fund.

                                   THE MANAGER


     Ladenburg Thalmann Fund Management Inc. (the "Manager") serves as manager of the Fund pursuant to a Management Agreement. The services provided by, and the fees payable by the Fund to, the Manager under the Management Agreement are described in the Prospectus. The fees are calculated at an annual rate based on a percentage of the Fund's average daily net assets. See "Management of the Fund" in the Prospectus. For the fiscal period ended December 31, 1998, the Manager voluntarily waived its management fees of $3,741 and reimbursed the Fund for $78,578 of other operating expenses.

     The Fund is responsible for the payment of all expenses incurred in connection with the organization, registration of shares and operations of the Fund, including fees and expenses in connection with membership in investment company organizations, brokerage fees and commission, legal, auditing and accounting expenses, expenses of registering shares under federal and state securities laws, insurance expenses, taxes or governmental fees, fees and expenses of the custodian, transfer agent and accounting and pricing agent of the Fund, fees and expenses of members of the Board of Directors who are not interested persons of the Fund, the cost of preparing and distributing prospectuses, statements, reports and other documents to shareholders, expenses of shareholders' meetings and proxy solicitations, and such extraordinary or non-recurring expenses as may arise, such as litigation to which the Fund may be a party. The Fund may have an obligation to indemnify the Fund's officers and Directors with respect to such litigation, except in instances of willful misfeasance, bad faith, gross negligence or reckless disregard by such officers and Directors in the performance of their duties. The Manager bears promotional expenses in connection with the distribution of the Fund's shares to the extent that such expenses are not assumed by the Fund under its 12b-1 Plan (see below). The compensation and expenses of any officer, Director or employee of the Fund who is an officer, director or employee of the Manager are paid by the Manager.


     By its terms, the Fund's Management Agreement will remain in force from year to year, subject to annual approval by (a) the Board of Directors or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Directors who are not interested persons of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. The Fund's Management Agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Directors, by a vote of the majority of a Fund's outstanding voting securities, or by the Manager. The Management Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

     Ladenburg Thalmann Asset Management, Inc. ("LTAM") owns 50% of the outstanding securities of the Manager. LTAM is a wholly owned subsidiary of Ladenburg Thalmann & Co. Inc., a registered broker-dealer which is a member of all principal exchanges, including the NYSE since 1876. Ladenburg Thalmann & Co. Inc. is a wholly owned subsidiary of Ladenburg Thalmann Group Inc. An entity controlled by Mark A. Boyar, Ebbets Field Association LLC, holds the other 50% of the outstanding voting securities of the Manager. The principal business address of the Manager is 590 Madison Avenue, New York, New York 10022.

                             THE INVESTMENT ADVISER


     Boyar Asset Management, Inc. (the "Adviser") serves as investment adviser to the Fund pursuant to an Investment Advisory Agreement. The services provided by, and the fees payable by the Fund to, the Adviser under the Investment Advisory Agreement are described in the Prospectus. These fees are calculated at an annual rate based on a percentage of the Fund's average daily net assets. See "Management of the Fund" in the Prospectus. For the fiscal period ended December 31, 1998, the Adviser voluntarily waived its investment advisory fees of $3,741.


     By its terms, the Fund's Advisory Agreement will remain in force from year to year, subject to annual approval by (a) the Board of Directors or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Directors who are not interested persons of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. The Fund's Advisory Agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Directors, by a vote of the majority of a Fund's outstanding voting securities, or by the Adviser. The Advisory Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

     The name "Boyar" is a property right of the Adviser. The Adviser may use the name "Boyar" in other connections and for other purposes, including in the name of other investment companies. The Fund has agreed to discontinue any use of the name "Boyar" if the Adviser ceases to be employed as the Fund's investment adviser.

     The Adviser is an affiliate of Mark Boyar & Co., a broker-dealer registered with the SEC. The Adviser's principal business address is 35 East 21st Street, New York, New York 10010. Mark A. Boyar, Chairman and Chief Executive Officer of the Fund, is a controlling person of the Adviser and Mark Boyar & Co.


                                 THE DISTRIBUTOR

     Ladenburg Thalmann & Co. Inc. (the "Distributor"), an affiliate of the Manager, is the principal underwriter of the Fund as, as such, the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell the shares on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

     The Distributor may compensate dealers based on the average balance of all accounts in the Fund for which the dealer is designated as the party responsible for the account. See "Distribution and Shareholder Servicing Plan" below.


                   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

     The Fund has entered into a Shareholder Servicing and Distribution Plan (the "12b-1 Plan"), pursuant to Rule 12b-1 under the 1940 Act, pursuant to which the Fund will pay the Distributor, in consideration for Services (as defined below), a fee calculated at an annual rate of .25% of the average daily net assets of the Fund. Services performed by the Distributor include (i) ongoing servicing and/or maintenance of the accounts of shareholders of the Fund, as set forth in the 12b-1 Plan ("Shareholder Services"), and (ii) sub-transfer agency services, subaccounting services or administrative services related to the sale of Shares, as set forth in the 12b-1 Plan ("Administrative Services" and collectively with Shareholder Services, "Services") including, without limitation, (a) payments reflecting an allocation of overhead and other office expenses of the Distributor related to providing Services; (b) payments made to, and reimbursement of expenses of, persons who provide support services in connection with the distribution of Shares including, but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding the Fund, and providing any other Shareholder Services; (c) payments made to compensate selected dealers or other authorized persons for providing any Services; (d) costs of printing and distributing prospectuses, statements of additional information and reports of the Fund to prospective shareholders of the Fund; and (e) costs involved in obtaining whatever information, analyses and reports with respect to service activities that the Fund may, from time to time, deem advisable.


     For the fiscal period ended December 31, 1998, the Distributor received fees of $1,871 pursuant to the 12b-1 Plan.


     Pursuant to the 12b-1 Plan, the Distributor provides the Board, at least quarterly, with reports of amounts expended under the 12b-1 Plan and the purpose for which the expenditures were made. The 12b-1 Plan will continue in effect for so long as their continuance is specifically approved at least annually by the Board, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the 12b-1 Plan ("Independent Directors"). Any material amendment of the 12b-1 Plan would require the approval of the Board in the manner described above. The 12b-1 Plan may not be amended to increase materially the amount to be spent thereunder without shareholder approval. The 12b-1 Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Fund.

                             SECURITIES TRANSACTIONS

     The Adviser is responsible for establishing, reviewing and, where necessary, modifying the Fund's investment program to achieve its investment objective. Purchases and sales of newly issued portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with an underwriter acting as principal. Other purchases and sales may be effected on a securities exchange or over-the-counter, depending on where it appears that the best price or execution will be obtained. The purchase price paid by the Fund to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of securities from dealers, acting as either principals or agents in the after market, are normally executed at a price between the bid and asked price, which includes a dealer's mark-up or mark-down. Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in domestic or foreign over-the-counter markets, but the price of securities traded in over-the-counter markets includes an undisclosed commission or mark-up. U.S. government securities are generally purchased from underwriters or dealers, although certain newly issued U.S. government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

     The Adviser will select specific portfolio investments and effect transactions for the Fund and in doing so seeks to obtain the overall best execution of portfolio transactions. In evaluating prices and executions, the Adviser will consider the factors it deems relevant, which may include the breadth of the market in the security, the price of the security, the financial condition and execution capability of a broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. All orders for transactions in securities and options on behalf of the Fund are placed with broker-dealers selected by the Adviser. Affiliates of the Manager or the Adviser may serve as the Fund's broker in effecting portfolio transactions on national securities exchanges and retain commissions in accordance with certain regulations of the SEC.

     The Adviser may, in its discretion, effect transactions in portfolio securities with dealers (other than the Adviser, the Manager and their affiliates) who provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to the Fund and/or other accounts over which the Adviser exercises investment discretion. The Adviser may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting the transaction if the Adviser determines in good faith that such amount of commission was reasonable in relation to the value of such brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of the Adviser. Research and other services received may be useful to the Adviser in serving both the Fund and its other clients and, conversely, research or other services obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Fund. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts and economists; comparative performance evaluation and technical measurement services and quotation services; and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist the Adviser in carrying out its responsibilities. Research received from brokers or dealers is supplemental to the Adviser's own research program. The fees to the Adviser under its advisory agreement with the Fund are not reduced by reason of its receiving any brokerage and research services. Since the Adviser and the Manager are obligated to provide management, which includes elements of research and related skills, such research and related skills will not be used by the Adviser or the Manager (or their affiliates) for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

     Investment decisions for the Fund concerning specific portfolio securities are made independently from those for other clients advised by the Adviser. Such other investment clients may invest in the same securities as the Fund. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold for the Fund. To the extent permitted by law, securities to be sold or purchased for the Fund may be aggregated with those to be sold or purchased for such other investment clients in order to obtain best execution.


     During the fiscal period ended December 31, 1998, the Fund paid brokerage commissions of $5,095.

     Any portfolio transaction for the Fund on a securities exchange may be executed through the Distributor or Mark Boyar & Company, Inc. ("Mark Boyar & Co."), an affiliate of the Adviser, if, in the Adviser's judgment, the use of the Distributor or an affiliate of the Adviser is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, the Distributor or an affiliate of the Adviser charges the Fund a commission rate consistent with those charged by the Distributor or an affiliate of the Adviser to comparable unaffiliated customers in similar transactions. All transactions with affiliated brokers will comply with Rule 17e-1 under the 1940 Act. During the fiscal period ended December 31, 1998, the Distributor executed all of the Fund's portfolio transactions, for which the Distributor received aggregate commissions of $5,095.


     In no instance will portfolio securities be purchased from or sold to the Manager, the Adviser or the Distributor or any affiliated person of such companies. In addition, the Fund will not give preference to any institutions with whom the Fund enters into distribution or shareholder servicing agreements concerning the provision of distribution services or support services.

     Transactions for the Fund may be effected on foreign securities exchanges. In transactions for securities not actively traded on a foreign securities exchange, the Fund will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such portfolio securities are generally traded on a net basis and do not normally involve brokerage commissions. Securities firms may receive brokerage commissions on certain portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon exercise of options.

     The Fund may participate, if and when practicable, in bidding for the purchase of securities for the Fund's portfolio directly from an issuer in order to take advantage of the lower purchase price available to members of such a group. The Fund will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

                               PORTFOLIO TURNOVER

     The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. The Adviser anticipates that the portfolio turnover rate for the Fund normally will not exceed 50%. A 100% turnover rate would occur if all of the Fund's portfolio securities were replaced once within a one year period.

     Generally, the Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Adviser believes that portfolio changes are appropriate. For the fiscal period ended December 31, 1998, the Fund's portfolio turnover rate was 0%.


                           CALCULATION OF SHARE PRICE

     The share price (net asset value) of the shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time) on each business day, except on days when the NYSE is closed. The NYSE is currently scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. The Fund may also be open for business on other days in which there is sufficient trading in its portfolio securities such that its net asset value might be materially affected. For a description of the methods used to determine the share price, see "Calculation of Share Price" in the Prospectus.

     Trading in securities in certain foreign countries is completed at various times prior to the close of business on each business day in New York (i.e., a day on which the NYSE is open for trading). In addition, securities trading in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and days on which the Fund's net asset value is not calculated. As a result, calculation of the Fund's net asset value may not take place contemporaneously with the determination of the prices of certain portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Fund's calculation of net asset value unless the Board or its delegates deems that the particular event would materially affect net asset value, in which case an adjustment may be made. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the prevailing rate as quoted by a pricing service. If such quotations are not available, the rate of exchange will be determined in good faith pursuant to consistently applied procedures established by the Board.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     The offering price of the Fund's shares is equal to the per share net asset value of the shares of the Fund. Information on how to purchase and redeem Fund shares and how such shares are priced is included in the Prospectus.

     Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit.

     If the Board determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds.

                                     TAXES

     The following is a summary of the material federal income tax considerations regarding the purchase, ownership and disposition of shares in the Fund. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in the Fund. The summary is based on the laws in effect on the date of this Statement of Additional Information, which are subject to change.

     The Fund intends to qualify to be treated as a regulated investment company each taxable year under the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, the Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities, loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and
(b) diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the Fund controls and are determined to be engaged in the same or similar trades or businesses or related trades or businesses. The Fund expects that all of its foreign currency gains will be directly related to its principal business of investing in stocks and securities.

     As a regulated investment company, the Fund will not be subject to federal income tax on its net investment income (i.e., income other than its net realized long- and short-term capital gains) and its net realized long- and short-term capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least 90% of the sum of its investment company taxable income (i.e., 90% of its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments as specified in the Code) and its net tax-exempt income for the taxable year is distributed, but will be subject to tax at regular corporate rates on any taxable income or gains that it does not distribute. Furthermore, the Fund will be subject to corporate income tax with respect to such distributed amounts in any year that it fails to qualify as a regulated investment company or fails to meet this distribution requirement. Any dividend declared by the Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided that such dividend is actually paid by the Fund during January of the following calendar year.

     The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income. The Board of Directors of the Fund will determine annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). The Fund currently expects to distribute any excess annually to its shareholders. However, if the Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the tax paid by the Fund on the undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").

     The Code imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least 98% of its net investment income for that year and 98% of the net amount of its capital gains (both long-and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by the Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The Fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

     With regard to the Fund's investments in foreign securities, exchange control regulations may restrict repatriations of investment income and capital or the proceeds of securities sales by foreign investors such as the Fund and may limit the Fund's ability to pay sufficient dividends and to make sufficient distributions to satisfy the 90% and excise tax distribution requirements.

     If, in any taxable year, the Fund fails to qualify as a regulated investment company under the Code, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, the Fund's distributions, to the extent derived from the Fund's current or accumulated earnings and profits would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If the Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than one taxable year, the Fund may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

     The Fund's short sales against the box, if any, and transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the Funds to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

     Passive Foreign Investment Companies. If the Fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" (a "PFIC"), it may be subject to federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. Any tax paid by the Fund as a result of its ownership of shares in a PFIC will not give rise to any deduction or credit to the Fund or any shareholder. If the Fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified election fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the passive foreign investment companies in which it invests, which may be difficult or not possible to obtain.

     Recently, legislation was enacted that provides a mark-to-market election for regulated investment companies effective for taxable years beginning after December 31, 1997. This election would result in the Fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In this case, the Fund would report gains as ordinary income and would deduct losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the Fund, unless revoked with the consent of the IRS. By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC company stock. The Fund may have to distribute this "phantom" income and gain to satisfy its distribution requirement and to avoid imposition of the 4% excise tax. The Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

     Dividends and Distributions. Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net-long-term capital gains, if any, that the Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. Dividends and distributions paid by the Fund (except for the portion thereof, if any, attributable to dividends on stock of U.S. corporations received by the Fund) will not qualify for the deduction for dividends received by corporations. Distributions in excess of the Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital, to the extent of a shareholder's basis in his shares of the Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets).

     Shareholders receiving dividends or distributions in the form of additional shares should be treated for federal income tax purposes as receiving a distribution in the amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

     Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them.

     If the Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

     Sales of Shares. Upon the sale of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund share held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.

     Foreign Taxes. Income received by the Fund from non-U.S. sources may be subject to withholding and other taxes imposed by other countries. Because it is not expected that more than 50 percent of the value of the Fund's total assets at the close of its taxable year will consist of stock and securities of non-U.S. corporations, it is not expected that the Fund will be eligible to elect to "pass through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. In the absence of such an election, the foreign taxes paid by the Fund will reduce its investment company taxable income, and distributions of investment company taxable income received by the Fund from non-U.S. sources will be treated as United States source income.

     Backup  Withholding.  The Fund may be  required  to  withhold,  for federal income tax purposes, 31% of the dividends and distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's federal income tax liabilities.

     Notices. Shareholders will be notified annually by the Fund as to the federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains made by the Fund to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the Fund's taxable year regarding the federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the Fund to its shareholders during the preceding taxable year.

     Other Taxation. Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

     THE FOREGOING IS ONLY A SUMMARY OF CERTAIN MATERIAL TAX CONSEQUENCES AFFECTING THE FUND AND ITS SHAREHOLDERS. SHAREHOLDERS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN THE FUND.


                       HISTORICAL PERFORMANCE INFORMATION

     From time to time, the Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         n
                                P (1 + T)  = ERV

Where:
P =   a hypothetical initial payment of $1,000
T =   average annual total return
n =   number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

The calculation of average annual total return assumes the reinvestment of all dividends and distributions.

     The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. The Fund's total return for the period from its commencement of operations (May 5, 1998) through December 31, 1998 was -2.46%. A nonstandardized quotation may also indicate average annual compounded rates of return over periods other than those specified for average annual total return. A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

     From time to time, the Fund may advertise its yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                                6
                          Yield = 2[(a-b/cd + 1)  - 1]
Where:
a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d =  the maximum offering price per share on the last day of the period

Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that the Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized.

     The performance quotations described above are based on historical earnings and are not intended to indicate future performance.

     From time to time the Funds may advertise their performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical Services, Inc. ("Lipper"), or by publications of general interest such as FORBES, MONEY, THE WALL STREET JOURNAL, BUSINESS WEEK, BARRON'S, FORTUNE or MORNINGSTAR MUTUAL FUND VALUES. The Funds may also compare their performance to that of other selected mutual funds, averages of the other mutual funds within their categories as determined by Lipper, or recognized indicators such as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, the Russell 2000 Index, the NASDAQ Composite Index and the Value Line Composite Index. In connection with a ranking, the Funds may provide additional information, such as the particular category of funds to which the ranking relates, the number of funds in the category, the criteria upon which the ranking is based, and the effect of fee waivers and/or expense reimbursements, if any. The Funds may also present their performance and other investment characteristics, such as volatility or a temporary defensive posture, in light of the Adviser's view of current or past market conditions or historical trends.

     In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its performance. In addition, there can be no assurance that the Fund will continue this performance as compared to such other averages.

                           PRINCIPAL SECURITY HOLDERS

     As of January 31, 1999, the Manager, 590 Madison Avenue, New York, New York 10022, owned of record 6.8% of the outstanding shares of the Fund; Jay R. Petschek, 87 Sheldrake Road, Scarsdale, New York 10583, owned of record 6.8% of the outstanding shares of the Fund; Attilio F. Petrocelli, c/o United Capital Corp., 9 Park Place, Great Neck, New York 11021, owned of record 6.9% of the outstanding shares of the Fund; List Inc., 320 Northern Boulevard, Suite 14, Great Neck, New York, New York 11021, owned of record 7.0% of the outstanding shares of the Fund; and Weiss, Peck & Greer LLC, 1 New York Plaza, 31st Floor, New York, New York 10004, owned of record 52.4% of the outstanding shares of the Fund. Weiss, Peck & Greer LLC, a New York limited liability company, may be deemed to control the Fund. For purposes of voting on matters submitted to shareholders, any person who owns more than 50% of the outstanding shares of the Fund would be able to case the deciding vote.

     As of January 31, 1999, the Directors and officers of the Fund as a group owned of record or beneficially 20.5% of the outstanding shares of the Fund.

                                    CUSTODIAN

     Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio, has been retained to act as Custodian for the Fund's investments. Star Bank acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

                              AUDITORS AND COUNSEL

     The firm of Ernst & Young LLP, with principal offices at 1300 Chiquita Center, Cincinnati, Ohio, has been selected as independent public accountants for the Fund for the fiscal year ending December 31, 1999. Ernst & Young LLP performs an annual audit of the Fund's financial statements and advised the Fund as to certain accounting matters.


     Willkie Farr & Gallagher, One Citicorp Center, 153 East 53rd Street, New York, New York, 10022, serves as counsel for the Fund as well as counsel to the Manager and the Distributor.

                         COUNTRYWIDE FUND SERVICES, INC.


     The Fund's transfer agent, Countrywide Fund Services, Inc. ("Countrywide"), maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Countrywide is a wholly-owned indirect subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending. Countrywide receives for its services as transfer agent a fee payable monthly at an annual rate of $18 per account from the Fund, provided, however, that the minimum fee is $1,200 per month. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

     Countrywide also provides accounting and pricing services to the Fund. For calculating daily net asset value per share and maintaining such books and records as are necessary to enable Countrywide to perform its duties, the Fund pays Countrywide a fee in accordance with the following schedule:

                  Asset Size of Fund          Monthly Fee
                                              -----------
                $    0 - $ 50,000,000            $2,000
                    50 -  100,000,000             2,500
                   100 -  200,000,000             3,000
                   200 -  300,000,000             4,000
                   Over   300,000,000             5,000

In addition, the Fund pays all costs of external pricing services.

     In addition,  Countrywide is retained to provide administrative services to
the  Fund.  In  this  capacity,   Countrywide  supplies  non-investment  related
statistical and research data, internal regulatory compliance services and executive and administrative services. Countrywide supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Directors. For the performance of these administrative services, the Fund pays Countrywide a fee at the annual rate of
 .15% of the average value of its daily net assets up to $50,000,000, .125% of such assets from $50,000,000 to $100,000,000 and .10% of such assets in excess of $100,000,000; provided, however, that the minimum fee is $1,000 per month.

     For the fiscal period ended December 31, 1998, Countrywide received fees of $9,600, $16,000 and $8,000 for transfer agent services, accounting and pricing services and administrative services, respectively.

                                  ANNUAL REPORT

     The Fund's financial statements as of December 31, 1998 appear in the Fund's annual report, which is attached to this Statement of Additional Information.

================================================================================

                             BOYAR VALUE FUND, INC.
                             ----------------------


                                  ANNUAL REPORT
                                December 31, 1998


                                  FUND MANAGER
                                  ------------
                     LADENBURG THALMANN FUND MANAGEMENT INC.
                               590 Madison Avenue
                               New York, NY 10022


     INVESTMENT ADVISER                                    ADMINISTRATOR
     ------------------                                    -------------
BOYAR ASSET MANAGEMENT, INC.                     COUNTRYWIDE FUND SERVICES, INC.
     35 East 21st Street                                 312 Walnut Street
     New York, NY 10010                                    P.O. Box 5354
       1.212.995.8300                                Cincinnati, OH 45201-5354
                                                          1.800.266.5566

================================================================================

                                     [LOGO]
                                     BOYAR
                                   VALUE FUND
                                   ----------

                                February 22, 1999


Dear Shareholder:

A LOOK BACK AT 1998
-------------------

o    The fourth quarter saved the year.

o After global market turmoil from August to early October wiped out most of the stock market's 1998 gains, stocks roared back to post one of their best quarters of the decade, preserving an unprecedented four-year streak of double-digit gains for the major indices.

o Indeed, one of the most striking results of the aftermath of the midyear meltdown was that large, blue-chip growth stocks, which so many analysts felt had reached overvalued extremes, emerged, if anything, more overvalued than ever.

o During 1998, about 90% of diversified equity funds failed to beat the S&P 500 Index. During the prior year, 1997, mutual funds still managed to earn a hefty 24.7% total return compared with 33.7% for the S&P 500 Index. But in 1998, the average domestic fund managed returns slightly above 10% - creating the largest negative performance disparity between the leading indices and fund managers since 1994, when the average fund actually lost money.

o 1998 also witnessed the emergence of the Internet-related stocks as market drivers. Several, such as online bookseller Amazon.com Inc. and online-auction service e-Bay Inc., saw their market values multiply several times over.

o However, what investors probably will remember most about 1998 and what they already fear most about the current year is volatility. Volatility within the average trading day was much more pronounced in 1998 than in most years of the century.

o According to Ned Davis research, the Dow Jones Industrial Average typically had fewer than five swings of 5% in each year since 1946. In 1998, the volatile industrials went through 10 such swings. Two of those swings exceeded 15%. The last time the blue chips staged two 15% reversals of fortune in a single year was 1987, the year of the crash. In fact, the industrials have endured that kind of volatility only one other time since the early 1930s - 1973.

o Throughout 1998, investors worried about every imaginable trouble. Sagging Asian economies dragged down the earnings growth of American multinationals. Forecasters warned of inflation that would drive up interest rates, and then of deflation that would lead to recession.

o Neither inflation nor deflation materialized but corporate earnings staged their worst performance in a decade, in some cases falling sharply. Russia effectually defaulted on its debt and devalued the Ruble in the early part of 1999. Brazil elected not to support the Real allowing it to decline dramatically.

o For many long-term market watchers, the most worrisome aspect of the 1998 gains was that they applied to such a narrow group of stocks. Many of the less prominent issues were left behind. Despite its own late-year gains, the Russell 2000 Index of small stocks finished down 2.5% for the year. For every analyst encouraged by the heady gains of the technology-denominated NASDAQ 100, two are worried that the gains are limited to such a narrow group of stocks.

--------------------------------------------------------------------------------

o The problem for 1999 is that many of the same worries persist, and the Federal Reserve is signaling it may be through lowering interest rates, at least for now. While many now expect the Dow Industrials to hit 10,000 this year, others fear that the overextended market leaders are about to tank - if this occurs, and the market is to continue its upward bias, the market advance must broaden and new leadership must emerge.

o Clearly both the S&P 500 and the NASDAQ 100 stock indices are selling at historically high price-to-earnings ratios. Both of these indices, however, are based on the change in a company's market capitalization - the product of the change in price and the amount of stock outstanding. The bigger a company's market cap, the bigger its impact. Twelve stocks, according to Merrill Lynch, accounted for more than half of 1998's move in the S&P 500. During 1998, the four largest companies on the NASDAQ 100, Microsoft, Intel, MCI Worldcom and Cisco, represented 62% of the weighting of that index. Eliminate the biggest companies from both of these indices and the high P/E ratios are not nearly as problematic. The reality is that there are many smaller companies that are currently attractively priced. It's just a matter of time before the market recognizes them. In fact, 1999 could be the year when the leading stock market indices don't meet investors' expectations, and good stock picking becomes more critical.

o    Two other factors could positively impact stock prices during 1999:

     (a) We are witnessing a technological revolution that, in terms of scope and magnitude, significantly dwarfs the industrial revolution. Computers are cheaper, faster and simpler to operate. Software is more sophisticated and easier to understand. The Internet is revolutionizing the way we engage in commerce and how we communicate. All of this translates into a higher rate of productivity, which means a superior rate of growth. The difference between 2 percent and 3 percent growth year in and year out can be the difference between living standards doubling in one generation, versus taking two or three generations to achieve the same progress.

     (b) Over the last 41 years, there has been at least one thing investors have been able to count on so far without fail: stocks will rise, often sharply, in the calendar year before a presidential election year.

o In a recently completed study, Fred Allvine, a management professor at Georgia Tech, points out that since 1957, the S&P 500 Index has risen 10 times out of 10 during the third year of the four-year presidential cycle. During that time, only five times each in the first and second years did the S&P 500 show a gain. In the fourth year, the S&P 500 rose nine times out of 10.

o Allvine's, 1980 study about stock market returns and the presidential cycle does admit that such a relation is not an immutable law. It does conclude, however, that it would be unwise for an investor to ignore the phase of the election cycle in making market-timing decisions. The odds strongly favor stock prices rising relative to trend over the two years prior to a presidential election. *Condensed and edited from a January 9, 1999 Wall Street Journal article penned by Thomas Granahan, as well as research provided by Mark Boyar & Co., Inc.

FUND'S PERFORMANCE
------------------

o The Fund's total return from inception through December 31, 1998 was -2.46% which compares favorably to its benchmark, the Russell 2000 Index, which lost 11.74% during this period.

o A number of factors negatively impacted the Fund's performance since it commenced operations on May 5, 1998.

     (a)  Large Cash Position
          -------------------
               It normally takes as much as a year for us to invest the cash of a new account. Consequently, Boyar Value Fund's large cash position was only able to garner money market returns.

     (b)  Market Decline
          --------------
               As the summer progressed the stock market in general witnessed a significant correction. Stock market pundits attributed the downdraft to the scandal in the White House, the ongoing economic crises in Asia and Latin America and the devaluation of Russia's Ruble, among others.

     (c)  Small Cap Stocks Underperform
          -----------------------------
               As the market began to rally in September small-cap stocks, in general, lagged their larger brethren. Boyar Value Fund has a fair number of such holdings in its portfolio - these stocks pared the Fund's overall return.

Investors  would  be wise to  reduce  their  expectations  when it  comes to the
--------------------------------------------------------------------------------
returns they might be  anticipating  from the stock  market  during the next few
--------------------------------------------------------------------------------
years.
------

o The 20% plus returns captured by the leading stock market indices during the past four years are clearly unsustainable. It is our expectation that in the not too distant future these types of results will regress to the mean of the past 65 years, which approximates 12%. In fact, it is not inconceivable that stock market returns, as measured by the leading indices, could even fall short of that number for a few years.

Boyar Value Fund's philosophy and goals:
----------------------------------------

o The Boyar Value Fund tends to buy the common shares of publicly traded businesses that are selling in the market place at significant discounts to our estimate of their intrinsic or private market value.

o Furthermore, most of the businesses that we invest in are either not widely followed by the majority of Wall Street brokerage houses or may have plummeted in value because they failed to meet analysts earnings expectations.

o Purchasing out of favor companies may inhibit short-term performance since it may take some time for these companies to right themselves. On the other hand, it does create a "margin of safety" since most of these companies have plummeted in value by such a margin that most of the downside risk has been eliminated.

o Over an investment time horizon of three to five years, these undervalued corporations often will be re-evaluated upward by the stock market or the assets of the businesses may be acquired by a third party.

o By utilizing this long-term "Buy and Hold" strategy it allows capital to compound without the return-eroding effect of commissions and capital gains taxes. Such an orientation may sound stodgy, but we firmly believe this approach is as important to investment success as picking the right stocks at the right price and at the right time.

o Since Boyar Value Fund will buy equity positions in businesses regardless of their market capitalization, it will be very difficult to compare its performance to a particular index. Our goal is to return to investors over a complete market cycle an absolute rate of return that is superior to the stock market's total return over the past 60 years which approximates 10.65%.

If you have any questions do not hesitate to call (212) 995-8300.

                                  Very truly yours,
                                  /s/ Mark A. Boyar
                                  Mark A. Boyar
                                  Chief Investment Officer

        Comparison of the Change in Value of a $10,000 Investment in the Boyar Value Fund, Inc., the Russell 2000 Index, the Russell 2000
                 Value Index and the Russell Midcap Value Index

                                                  12/98
                                                  -----
Boyar Value Fund, Inc.                            $9,754
Russell 2000 Index                                $8,826
Russell 2000 Value Index                          $8,591
Russell Midcap Value Index                        $9,597

                            ------------------------
                             Boyar Value Fund, Inc.
                                  Total Return
                            Since Inception* (2.46)%
                            ------------------------

                  *Commencement of operations was May 5, 1998.

           Past performance is not predictive of future performance.

                             BOYAR VALUE FUND, INC.

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 1998

ASSETS
   Investment securities:
      At acquisition cost                                           $ 1,357,859
                                                                    ===========
      At market value (Note 1)                                      $ 1,344,619
   Interest receivable                                                    1,384
   Dividends receivable                                                     540
   Organization expenses, net (Note 1)                                   77,049
   Other assets                                                           8,530
                                                                    -----------
      TOTAL ASSETS                                                    1,432,122
                                                                    -----------
LIABILITIES
   Dividends payable                                                        529
   Payable to affiliates (Note 3)                                        14,507
   Other accrued expenses                                                 1,259
                                                                    -----------
      TOTAL LIABILITIES                                                  16,295
                                                                    -----------

NET ASSETS                                                          $ 1,415,827
                                                                    ===========

NET ASSETS CONSIST OF:
Paid-in capital                                                     $ 1,429,067
Net unrealized depreciation on investments                              (13,240)
                                                                    -----------
NET ASSETS                                                          $ 1,415,827
                                                                    ===========
Shares of beneficial interest outstanding (1,000,000,000
   shares authorized, $0.001 par value)                                 145,634
                                                                    ===========
Net asset value, offering price, and redemption
   price per share (Note 1)                                         $      9.72
                                                                    ===========

See accompanying notes to financial statements.

                             BOYAR VALUE FUND, INC.

                             STATEMENT OF OPERATIONS

                   For the Period Ended December 31, 1998 (a)

INVESTMENT INCOME
   Dividends                                                           $ 18,031
                                                                       --------
EXPENSES
   Accounting services fees (Note 3)                                     16,000
   Directors' fees and expenses                                          15,500
   Amortization of organization expenses (Note 1)                        11,854
   Transfer agent fees (Note 3)                                           9,600
   Registration fees                                                      9,004
   Insurance expense                                                      8,800
   Administrative services fees (Note 3)                                  8,000
   Custodian fees                                                         5,666
   Postage and supplies                                                   4,496
   Investment advisory fees (Note 3)                                      3,741
   Management fees (Note 3)                                               3,741
   Distribution expenses (Note 3)                                         1,871
   Printing and filing of shareholder reports                               500
   Other expenses                                                           380
                                                                       --------
      TOTAL EXPENSES                                                     99,153
   Fees waived and expenses reimbursed by the
      Manager and the Adviser (Note 3)                                  (86,060)
                                                                       --------
      NET EXPENSES                                                       13,093
                                                                       --------

NET INVESTMENT INCOME                                                     4,938
                                                                       --------
REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
   Net realized gains from security transactions                             --
   Net change in unrealized appreciation/
      depreciation on investments                                       (13,240)
                                                                       --------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS                       (13,240)
                                                                       --------

NET DECREASE IN NET ASSETS FROM OPERATIONS                             $ (8,302)
                                                                       ========

(a) Represents the period from the commencement of operations (May 5, 1998) through December 31, 1998.

See accompanying notes to financial statements.

                             BOYAR VALUE FUND, INC.

                       STATEMENT OF CHANGES IN NET ASSETS

                   For the Period Ended December 31, 1998 (a)

FROM OPERATIONS:
   Net investment income                                            $     4,938
   Net realized gains from security transactions                             --
   Net change in unrealized appreciation/
      depreciation on investments                                       (13,240)
                                                                    -----------
Net decrease in net assets from operations                               (8,302)
                                                                    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                            (4,938)
                                                                    -----------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                          1,324,959
   Net asset value of shares issued in
      reinvestment of distributions to shareholders                       4,409
   Payments for shares redeemed                                            (301)
                                                                    -----------
Net increase in net assets from capital share transactions            1,329,067
                                                                    -----------

TOTAL INCREASE IN NET ASSETS                                          1,315,827

NET ASSETS:
   Beginning of period (Note 1)                                         100,000
                                                                    -----------
   End of period                                                    $ 1,415,827
                                                                    ===========
CAPITAL SHARE ACTIVITY:
   Sold                                                                 135,214
   Reinvested                                                               453
   Redeemed                                                                 (33)
                                                                    -----------
   Net increase in shares outstanding                                   135,634
   Shares outstanding, beginning of period (Note 1)                      10,000
                                                                    -----------
   Shares outstanding, end of period                                    145,634
                                                                    ===========

(a) Represents the period from the commencement of operations (May 5, 1998) through December 31, 1998.

See accompanying notes to financial statements.

                             BOYAR VALUE FUND, INC.

                              FINANCIAL HIGHLIGHTS

          Per Share Data for a Share Outstanding Throughout the Period
                           Ended December 31, 1998 (a)


Net asset value at beginning of period                          $       10.00
                                                                -------------
Income from investment operations:
   Net investment income                                                 0.03
   Net realized and unrealized losses on investments                    (0.28)
                                                                -------------
Total from investment operations                                        (0.25)
                                                                -------------
Less distributions:
   From net investment income                                           (0.03)
                                                                -------------

Net asset value at end of period                                $        9.72
                                                                =============

Total return                                                           (2.46%)
                                                                =============

Net assets at end of period                                     $   1,415,827
                                                                =============

Ratio of net expenses to average net assets (b)                         1.75%(c)

Ratio of net investment income to average net assets                    0.66%(c)

Portfolio turnover rate                                                    0%


(a) Represents the period from the commencement of operations (May 5, 1998) through December 31, 1998.

(b) Absent fees waived and expenses reimbursed by the Manager and the Adviser, the ratio of expenses to average net assets would have been 13.19%(c) for the period ended December 31, 1998 (Note 3).

(c)  Annualized.

See accompanying notes to financial statements.

                             BOYAR VALUE FUND, INC.

                            PORTFOLIO OF INVESTMENTS

                                December 31, 1998

                                                                       Market
   Shares                                                              Value
   ------                                                              -----
               COMMON STOCKS - 71.4%
               CONSUMER, CYCLICAL - 36.3%
      300         CBS Corp.                                         $     9,825
      300         Dow Jones & Company, Inc.                              14,438
    1,300         Hilton Hotels Corp.                                    24,862
      100         IMS Health Inc.                                         7,544
    7,900         Loehmann's, Inc. (a)                                   15,059
    2,100         Midas, Inc.                                            65,363
    3,200         Mirage Resorts, Inc. (a)                               47,800
       33         Nielsen Media Research, Inc.                              594
    5,500         Olsten Corp.                                           40,563
    3,000         Pier 1 Imports, Inc.                                   29,062
    1,200         Playboy Enterprises, Inc. - Class B (a)                25,125
    1,100         Reader's Digest Association, Inc. (The) - Class A      27,706
    6,600         Spiegel, Inc. (a)                                      37,950
    2,000         Time Warner Inc.                                      124,125
    2,600         Toys "R" Us, Inc. (a)                                  43,875
                                                                    -----------
                                                                        513,891
                                                                    -----------
               CONSUMER, NON-CYCLICAL - 10.7%
    3,400         Cross (A.T.) Co. - Class A                             18,275
    1,900         Seagram Company Ltd. (The)                             72,200
      900         Tupperware Corp.                                       14,794
    1,800         Whitman Corp.                                          45,675
                                                                    -----------
                                                                        150,944
                                                                    -----------
               FINANCIAL SERVICES - 10.1%
      500         Chase Manhattan Corp. (The)                            34,031
    1,200         Citigroup Inc.                                         59,400
    1,200         CoVest Bancshares, Inc.                                14,700
      800         Lehman Brothers Holdings Inc.                          35,250
                                                                    -----------
                                                                        143,381
                                                                    -----------
               INDUSTRIAL - 4.8%
    1,900         Diebold, Inc.                                          67,806
                                                                    -----------

               TECHNOLOGY - 8.2%
    1,700         Boeing Co. (The)                                       55,463
    1,000         Motorola, Inc.                                         61,062
                                                                    -----------
                                                                        116,525
                                                                    -----------
               TELECOMMUNICATIONS - 1.3%
      296         ALLTEL Corp.                                           17,705
                                                                    -----------

               TOTAL COMMON STOCKS (COST $1,023,492)                $ 1,010,252
                                                                    -----------

                             BOYAR VALUE FUND, INC.

                            PORTFOLIO OF INVESTMENTS

                                December 31, 1998

                                                                       Market
   Shares                                                              Value
   ------                                                              -----

               MONEY MARKET FUND - 23.6%
  334,367         Star Treasury Fund (Cost $334,367)                $   334,367
                                                                    -----------

               TOTAL INVESTMENT SECURITIES - 95.0%
                  (COST $1,357,859)                                 $ 1,344,619

               OTHER ASSETS IN EXCESS OF LIABILITIES - 5.0%              71,208
                                                                    -----------

               NET ASSETS - 100.0%                                  $ 1,415,827
                                                                    ===========

(a)  Non-income producing security.

     See accompanying notes to financial statements.

                             BOYAR VALUE FUND, INC.

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1998


1.   SIGNIFICANT ACCOUNTING POLICIES

Boyar Value Fund, Inc. (the Fund), is registered as a no-load, open-end, diversified management investment company under the Investment Company Act of 1940 (the 1940 Act), and was incorporated on February 28, 1997 under the laws of the State of Maryland. The Fund was capitalized on November 19, 1997, when the initial 10,000 shares of the Fund were purchased at $10.00 per share. Except for the initial purchase of shares, the Fund had no operations prior to the commencement of operations on May 5, 1998.

The Fund seeks to provide long-term capital appreciation through investment in equity securities which are believed by the Adviser to be intrinsically undervalued.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange
(normally 4:00 p.m., Eastern Time). Securities traded on a national stock exchange or quoted by NASDAQ are valued at their closing sales price on the principal exchange where the security is traded or, if not traded on a particular day, at their closing bid price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under general supervision of the Board of Directors.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income and distributions to shareholders -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income are declared and paid annually. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Organization expenses -- Expenses of organization have been capitalized and are being amortized on a straight-line basis over five years.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

                             BOYAR VALUE FUND, INC.

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1998


In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

Based upon the federal income tax cost of portfolio investments of $1,357,859 as of December 31, 1998, the Fund had net unrealized depreciation of $13,240, consisting of $129,466 of gross unrealized appreciation and $142,706 of gross unrealized depreciation.

2.   INVESTMENT TRANSACTIONS

Purchases, other than short-term investments, amounted to $1,023,495 for the period ended December 31, 1998. There were no sales or maturities of investment securities, other than short-term investments, during the period.

3.   TRANSACTIONS WITH AFFILIATES

The business and affairs of the Fund are supervised under the direction of the Board of Directors which is responsible for the overall management of the Fund. Ladenburg Thalmann Fund Management Inc. (the Manager) is responsible for managing the daily business operations of the Fund. Boyar Asset Management, Inc. (the Adviser) provides continuous advisory services to the Fund and Ladenburg Thalmann & Co. Inc. (LTCI) acts as distributor of the Fund's shares. The Fund has employed Countrywide Fund Services, Inc. (CFS) to provide administration, accounting and transfer agent services. Certain Directors and officers of the Fund are also officers of the Manager, the Adviser, LTCI or CFS.

MANAGEMENT AGREEMENT AND INVESTMENT ADVISORY AGREEMENT
Pursuant to a Management Agreement with the Fund, the Manager, under the supervision of the Board of Directors, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others, including the Adviser. As compensation for its services and the related expenses borne by the Manager, the Fund pays the Manager a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of its average daily net assets.

Pursuant to an Investment Advisory Agreement with the Manager and the Fund, the Adviser agrees to furnish continuous investment advisory services to the Fund. For these services, the Fund pays the Adviser an investment advisory fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.50% of its average daily net assets.

                             BOYAR VALUE FUND, INC.

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1998


The Manager currently intends to waive its management fees and the Adviser currently intends to waive its investment advisory fees to the extent necessary to limit the total operating expenses of the Fund to 1.75% of average daily net assets. In accordance with the above limitation, the Manager voluntarily waived its management fees of $3,741 and reimbursed the Fund for $78,578 of other operating expenses, and the Adviser voluntarily waived its investment advisory fees of $3,741 for the period ended December 31, 1998.

Certain organization expenses of the Fund were paid directly by the Manager prior to the Fund's initial public offering. As of December 31, 1998, $8,793 remains due to the Manager for reimbursement of such expenses.

ADMINISTRATION AGREEMENT
Under the terms of the Administration Agreement between the Fund and CFS, CFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. CFS supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Directors. For these services, CFS receives a monthly fee at an annual rate of 0.15% of the Fund's average daily net assets up to $50 million; 0.125% of such assets from $50 million to $100 million; and 0.10% of such assets in excess of $100 million, subject to a monthly minimum fee of $1,000.

TRANSFER AGENT AGREEMENT
Under the terms of the Transfer Agent, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Fund and CFS, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee at an annual rate of $18 per shareholder account, subject to a monthly minimum fee of $1,200. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Fund and CFS, CFS calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, CFS receives a monthly fee, based on current net assets, of $2,000 from the Fund. In addition, the Fund pays certain out-of-pocket expenses incurred by CFS in obtaining valuations of the Fund's portfolio securities.

SHAREHOLDER SERVICING AND DISTRIBUTION PLAN
The Fund has adopted a Shareholder Servicing and Distribution Plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets and is paid to LTCI, as distributor, to provide compensation for ongoing services and/or maintenance of the Fund's shareholder accounts, not otherwise required to be provided by the Adviser or CFS. For the period ended December 31, 1998, the Fund incurred $1,871 of distribution expenses under the Plan.

                         Report of Independent Auditors

To the Shareholders and Board of Directors of Boyar Value Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Boyar Value Fund, Inc. as of December 31, 1998, and the related statements of operations and changes in net assets and the financial highlights for the period from May 5, 1998 (commencement of operations) to December 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Boyar Value Fund, Inc. as of December 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the period from May 5, 1998 (commencement of operations) to December 31, 1998, in conformity with generally accepted accounting principles.

                              /s/ Ernst & Young LLP

Cincinnati, Ohio
January 29, 1999

                             BOYAR VALUE FUND, INC.
                             ----------------------

PART C.   OTHER INFORMATION
          -----------------

Item 23.  Exhibits
--------  --------


          (a)       Articles of Incorporation*

          (b)       Bylaws*

          (c) Incorporated by reference to Articles of Incorporation and Bylaws

          (d)       Investment Advisory Agreement*

          (e)(i)    Underwriting Agreement*

             (ii)   Form of Dealer's Agreement*

          (f)       Inapplicable

          (g)       Custody Agreement

          (h)(i)    Management Agreement*

             (ii) Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement*

             (iii)  Administration Agreement*

             (iv)   Accounting Services Agreement*

             (v)    Administrative Services Agreement*

          (i)(i) Opinion and Consent of Willkie Farr & Gallagher, counsel to the Fund*

             (ii) Opinion and Consent of Venable, Baetjer and Howard, LLP, Maryland counsel to the Fund*

          (j)       Consent of Ernst & Young, LLP, Independent Accountants

          (k)       Inapplicable

          (l)       Purchase Agreement*

          (m)       Shareholder Servicing and Distribution Plan*

          (n)       Financial Data Schedule

          (o)       Inapplicable

--------------------------------------
* Incorporated by reference to Registration Statement on Form N-1A or subsequently filed Pre-Effective Amendment.

Item 24.  Persons Controlled by or Under Common Control with Registrant.
--------  --------------------------------------------------------------

          No person is directly or indirectly controlled by or under common control with the Registrant.



Item 25.  Indemnification
--------  ---------------

          Registrant, officers and directors of Ladenburg Thalmann Fund Management Inc., Boyar Asset Management, Inc. and Ladenburg Thalmann & Co. Inc. and of Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. These policies provide insurance for any "Wrongful Act" of an officer or director. Wrongful Act is defined as breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by an officer, director or trustee in connection with the operation of Registrant. Insurance coverage does not extend to (a) conflicts of interest or gain in fact any profit or advantage to which one is not legally entitled, (b) intentional non-compliance with any statute or
          regulation  or  (c)  commission  of  dishonest,   fraudulent  acts  or
          omissions. Insofar as it relates to Registrant, the coverage is limited in amount and, in certain circumstances, is subject to a deductible.

          Under Article VIII of the Articles of Incorporation (the "Articles"), the Directors and Officers of Registrant shall not have any liability to Registrant or its stockholders for money damages, to the fullest extent permitted by Maryland law. This limitation on liability applies to events occurring at the time a person serves as a Director or officer or Registrant whether or not such person is a Director or officer at the time of any proceeding in which liability is asserted. No provision of Article VIII shall protect or purport to protect any Director or officer of Registrant against any liability to Registrant or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Registrant shall indemnify and advance expenses to its currently acting and its former Directors to the fullest extent that indemnification of Directors and advancement of expenses to Directors is permitted by the Maryland General Corporation law.

          Registrant shall indemnify and advance expenses to its officers to the same extent as its Directors and to such further extent as is consistent with such law. The Board of Directors may, through a by-law, resolution or agreement, make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

          Article VIII of the By-Laws further limits the liability of the Directors by providing that any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former director or officer of Registrant, or is or was serving while a director or officer of Registrant at the request of Registrant as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by Registrant against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorneys' fees) actually incurred by such person in connection with such action, suit or proceeding to the fullest extent permissible under the Maryland General Corporation Law, the 1933 Act and the 1940 Act, as such statutes are now or hereafter in force, except that such indemnity shall not protect any such person against any liability to Registrant or any stockholder thereof to which such person would otherwise by subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Item 26.  Business and Other Connections of the Investment Adviser
--------  --------------------------------------------------------

          Boyar Asset Management, Inc. is wholly owned by Mark A. Boyar and acts as investment adviser to Registrant. Boyar Asset Management, Inc. renders investment advice to a wide variety of individual and institutional clients. The list required by this Item 26 of officers and directors of Boyar Asset Management, Inc., together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Boyar Asset Management, Inc. (SEC File No. 801- 19283).

Item 27.  Principal Underwriters
--------  ----------------------

          (a)  Ladenburg Thalmann & Co. Inc. acts as distributor for Registrant.

          (b) For information relating to each director and officer of Ladenburg Thalmann & Co. Inc., reference is made to Form BD (SEC File No. 8-16354) filed by Ladenburg Thalmann & Co. Inc. under the Securities Exchange Act of 1934.

Item 28.  Location of Accounts and Records
--------  --------------------------------


          Accounts,  books and other  documents  required  to be  maintained  by
          Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at its offices located at 590 Madison Avenue, New York, New York 10022, at the offices of Registrant's investment adviser located at 35 East 21st Street, New York, New York 10010, at the offices of Registrant's custodian located at 425 Walnut Street, Cincinnati, Ohio 45202, or at the offices of the Registrant's transfer agent located at 312 Walnut Street, Cincinnati, Ohio 45202.


Item 29.  Management Services Not Discussed in Parts A or B
--------  -------------------------------------------------

          Inapplicable

Item 30.  Undertakings
--------  ------------


          Inapplicable

                                   SIGNATURES
                                   ----------


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 1st day of March, 1999.

                                        BOYAR VALUE FUND, INC.

                                        By: /s/ Mark A. Boyar
                                            -----------------------
                                            Mark A. Boyar
                                            Chairman and Chief
                                            Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

   Signature                         Title                     Date
   ---------                         -----                     ----

/s/ Mark A. Boyar                    Chairman and          March 1, 1999
------------------------------       Chief Executive
Mark A. Boyar                        Officer

/s/ Jay R. Petschek                  President,            March 1, 1999
------------------------------       Treasurer and
Jay R. Petschek                      Director

                                     Director
------------------------------
Henry A. Alpert*

                                     Director
------------------------------                             By:/s/ John F. Splain
A.F. Petrocelli*                                              John F. Splain
                                                              ------------------
                                     Director                 Attorney-in-Fact*
------------------------------                                March 1, 1999
Jeffrey S. Silverman*
                                     Director
------------------------------
Richard Finkelstein*

                                INDEX TO EXHIBITS

(a)       Articles of Incorporation*

(b)       Bylaws*

(c)       Incorporated by reference to Articles of Incorporation and Bylaws

(d)       Investment Advisory Agreement*

(e)(i)    Underwriting Agreement*

   (ii)   Form of Dealer's Agreement*

(f)       Inapplicable

(g)       Custody Agreement

(h)(i)    Management Agreement*

   (ii) Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement*

   (iii)  Administration Agreement*

   (iv)   Accounting Services Agreement*

   (v)    Administrative Services Agreement*

(i)(i)    Opinion and Consent of Willkie Farr & Gallagher, counsel to the Fund*

   (ii) Opinion and Consent of Venable, Baetjer and Howard, LLP, Maryland counsel to the Fund*

(j)       Consent of Ernst & Young, LLP, Independent Accountants

(k)       Inapplicable

(l)       Purchase Agreement*

(m)       Shareholder Servicing and Distribution Plan*

(n)       Financial Data Schedule

(o)       Inapplicable

--------------------------------------

* Incorporated by reference to Registration Statement on Form N-1A or subsequently filed Pre-Effective Amendment.

                                      - 6 -